UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07343

Exact name of registrant as specified in charter:	The Prudential Investment Portfolios, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2017

Date of reporting period:	6/30/2017

Item 1.	Schedule of Investments

Prudential Balanced Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 60.3%
Aerospace & Defense — 1.2%
Airbus SE (France)	1,143	$94,327
BAE Systems PLC (United Kingdom)	6,388	52,735
Boeing Co. (The)	2,100	415,275
Cobham PLC (United Kingdom)	5,380	9,086
Curtiss-Wright Corp.	700	64,246
Dassault Aviation SA (France)	5	6,987
Elbit Systems Ltd. (Israel)	45	5,551
Engility Holdings, Inc.*	3,100	88,040
Esterline Technologies Corp.*	1,300	123,240
Huntington Ingalls Industries, Inc.	9,100	1,694,056
Leonardo SpA (Italy)	776	12,920
Lockheed Martin Corp.	8,600	2,387,446
Meggitt PLC (United Kingdom)	1,504	9,346
Moog, Inc. (Class A Stock)*	2,100	150,612
Northrop Grumman Corp.	5,400	1,386,234
Rolls-Royce Holdings PLC (United Kingdom)	3,214	37,278
Rolls-Royce Holdings PLC (United Kingdom) (Entitlement Shares)*	252,121	328
Safran SA (France)	616	56,491
Singapore Technologies Engineering Ltd. (Singapore)	3,100	8,282
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,700	98,498
Thales SA (France)	203	21,848
Vectrus, Inc.*	2,300	74,336
Zodiac Aerospace (France)	396	10,759

		6,807,921

Air Freight & Logistics — 0.4%
Bollore SA (France)	1,631	7,416
Deutsche Post AG (Germany) (Registered Shares)	1,983	74,438
FedEx Corp.	10,100	2,195,033
Royal Mail PLC (United Kingdom)	1,688	9,260
XPO Logistics, Inc.*	500	32,315
Yamato Holdings Co. Ltd. (Japan)	700	14,221

		2,332,683

Airlines — 0.1%
ANA Holdings, Inc. (Japan)	2,300	8,009
Deutsche Lufthansa AG (Germany) (Registered Shares)	458	10,438
easyJet PLC (United Kingdom)	281	4,978
International Consolidated Airlines Group SA (United Kingdom)	1,236	9,820
Japan Airlines Co. Ltd. (Japan)	200	6,195
Qantas Airways Ltd. (Australia)	795	3,494
Singapore Airlines Ltd. (Singapore)	1,000	7,349
Southwest Airlines Co.	5,100	316,914

		367,197

Auto Components — 0.4%
Aisin Seiki Co. Ltd. (Japan)	350	17,992
American Axle & Manufacturing Holdings, Inc.*	3,700	57,720
Bridgestone Corp. (Japan)	1,300	56,201
Cie Generale des Etablissements Michelin (France)	332	44,187
Continental AG (Germany)	215	46,511
Cooper-Standard Holding, Inc.*	1,600	161,392
Denso Corp. (Japan)	950	40,316
GKN PLC (United Kingdom)	3,442	14,620
Koito Manufacturing Co. Ltd. (Japan)	200	10,342
Lear Corp.	9,300	1,321,344
NGK Spark Plug Co. Ltd. (Japan)	400	8,568
NOK Corp. (Japan)	200	4,246

Nokian Renkaat OYJ (Finland)	253	10,473
Stanley Electric Co. Ltd. (Japan)	300	9,092
Sumitomo Electric Industries Ltd. (Japan)	1,500	23,206
Sumitomo Rubber Industries Ltd. (Japan)	400	6,774
Tenneco, Inc.	3,200	185,056
Tower International, Inc.	800	17,960
Toyoda Gosei Co. Ltd. (Japan)	150	3,594
Toyota Industries Corp. (Japan)	300	15,867
Valeo SA (France)	471	31,689
Yokohama Rubber Co. Ltd. (The) (Japan)	200	4,032

		2,091,182

Automobiles — 0.7%
Bayerische Motoren Werke AG (Germany)	652	60,641
Daimler AG (Germany)	1,898	137,660
Ferrari NV (Italy)	240	20,652
Fiat Chrysler Automobiles NV (United Kingdom)*	2,077	21,943
Ford Motor Co.	106,100	1,187,259
General Motors Co.	57,900	2,022,447
Honda Motor Co. Ltd. (Japan)	3,400	93,153
Isuzu Motors Ltd. (Japan)	1,150	14,280
Mazda Motor Corp. (Japan)	1,160	16,297
Mitsubishi Motors Corp. (Japan)	1,470	9,721
Nissan Motor Co. Ltd. (Japan)	4,600	45,931
Peugeot SA (France)	967	19,272
Renault SA (France)	345	31,214
Subaru Corp. (Japan)	1,200	40,690
Suzuki Motor Corp. (Japan)	700	33,347
Toyota Motor Corp. (Japan)	5,204	273,540
Volkswagen AG (Germany)	71	11,027
Yamaha Motor Co. Ltd. (Japan)	600	15,570

		4,054,644

Banks — 4.3%
ABN AMRO Group NV (Netherlands), 144A	538	14,253
American National Bankshares, Inc.	300	11,085
Aozora Bank Ltd. (Japan)	2,600	9,926
Australia & New Zealand Banking Group Ltd. (Australia)	5,787	127,729
BancFirst Corp.	600	57,960
Banco Bilbao Vizcaya Argentaria SA (Spain)	13,131	109,381
Banco de Sabadell SA (Spain)	10,534	21,432
Banco Santander SA (Spain)	28,742	190,844
Bank Hapoalim BM (Israel)	2,045	13,790
Bank Leumi Le-Israel BM (Israel)	3,069	14,911
Bank of America Corp.	137,500	3,335,750
Bank of East Asia Ltd. (The) (Hong Kong)	2,600	11,175
Bank of Ireland (Ireland)*	56,454	14,830
Bank of Kyoto Ltd. (The) (Japan)	600	5,686
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	2,200	75,020
Bank of Queensland Ltd. (Australia)	843	7,417
Bankia SA (Spain)	1,957	9,465
Bankinter SA (Spain)	1,265	11,670
Barclays PLC (United Kingdom)	33,340	88,177
Bendigo & Adelaide Bank Ltd. (Australia)	1,072	9,125
Berkshire Hills Bancorp, Inc.	2,400	84,360
BNP Paribas SA (France)	2,212	159,248
BOC Hong Kong Holdings Ltd. (China)	7,500	35,893
CaixaBank SA (Spain)	7,086	33,874
Carolina Financial Corp.	400	12,928
Cathay General BanCorp	3,200	121,440

Central Pacific Financial Corp.	1,300	40,911
Chiba Bank Ltd. (The) (Japan)	1,500	10,916
Chugoku Bank Ltd. (The) (Japan)	300	4,504
Citigroup, Inc.	29,170	1,950,890
Commerzbank AG (Germany)*	2,152	25,697
Commonwealth Bank of Australia (Australia)	3,396	216,040
Concordia Financial Group Ltd. (Japan)	2,400	12,164
Credit Agricole SA (France)	2,211	35,616
Danske Bank A/S (Denmark)	1,460	56,171
DBS Group Holdings Ltd. (Singapore)	3,557	53,536
DNB ASA (Norway)	1,895	32,262
Enterprise Financial Services Corp.	2,200	89,760
Erste Group Bank AG (Austria)	582	22,293
Farmers National Banc Corp.	1,500	21,750
FB Financial Corp.*	300	10,857
Financial Institutions, Inc.	3,400	101,320
First BanCorp (Puerto Rico)*	13,500	78,165
First Bancorp	2,100	65,646
First Busey Corp.	500	14,660
First Citizens BancShares, Inc. (Class A Stock)	440	163,988
First Commonwealth Financial Corp.	1,700	21,556
First Community Bancshares, Inc.	1,600	43,760
First Financial Bancorp	3,100	85,870
First Financial Corp.	1,400	66,220
Fukuoka Financial Group, Inc. (Japan)	1,700	8,111
Fulton Financial Corp.	2,000	38,000
Great Southern Bancorp, Inc.	800	42,800
Green Bancorp, Inc.*	2,100	40,740
Hachijuni Bank Ltd. (The) (Japan)	800	5,097
Hancock Holding Co.	3,000	147,000
Hang Seng Bank Ltd. (Hong Kong)	1,500	31,380
Heartland Financial USA, Inc.	1,900	89,490
Heritage Financial Corp.	700	18,550
Hilltop Holdings, Inc.	7,600	199,196
Hiroshima Bank Ltd. (The) (Japan)	1,000	4,451
HSBC Holdings PLC (United Kingdom)	39,364	365,377
IBERIABANK Corp.	1,100	89,650
Independent Bank Corp.	3,000	65,250
ING Groep NV (Netherlands)	7,645	131,974
International Bancshares Corp.	1,700	59,585
Intesa Sanpaolo SpA (Italy)	25,008	79,546
Intesa Sanpaolo SpA-RSP (Italy)	1,831	5,447
Japan Post Bank Co. Ltd. (Japan)	800	10,270
JPMorgan Chase & Co.	66,430	6,071,702
KBC Group NV (Belgium)	484	36,696
Kyushu Financial Group, Inc. (Japan)	700	4,436
Lloyds Banking Group PLC (United Kingdom)	140,847	121,379
MainSource Financial Group, Inc.	1,000	33,510
Mebuki Financial Group, Inc. (Japan)	1,804	6,736
Mediobanca SpA (Italy)	1,171	11,585
MidWestOne Financial Group, Inc.	400	13,556
Mitsubishi UFJ Financial Group, Inc. (Japan)	23,700	159,858
Mizrahi Tefahot Bank Ltd. (Israel)	326	5,927
Mizuho Financial Group, Inc. (Japan)	47,560	87,200
National Australia Bank Ltd. (Australia)	5,273	119,952
Natixis SA (France)	1,762	11,828
Nordea Bank AB (Sweden)	5,987	76,253
OFG Bancorp (Puerto Rico)	3,400	34,000
Old Second Bancorp, Inc.	2,600	30,030
Oversea-Chinese Banking Corp. Ltd. (Singapore)	6,427	50,345

Peapack Gladstone Financial Corp.	1,500	46,935
Peoples BanCorp, Inc.	1,200	38,556
PNC Financial Services Group, Inc. (The)	21,000	2,622,270
Popular, Inc. (Puerto Rico)	11,500	479,665
Preferred Bank	500	26,735
QCR Holdings, Inc.	1,700	80,580
Raiffeisen Bank International AG (Austria)*	280	7,068
Republic Bancorp, Inc. (Class A Stock)	500	17,850
Resona Holdings, Inc. (Japan)	4,600	25,409
Royal Bank of Scotland Group PLC (United Kingdom)*	7,070	22,813
Sandy Spring BanCorp, Inc.	200	8,132
Seven Bank Ltd. (Japan)	1,200	4,303
Shinsei Bank Ltd. (Japan)	3,200	5,606
Shizuoka Bank Ltd. (The) (Japan)	1,100	9,976
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	2,942	35,618
Societe Generale SA (France)	1,512	81,536
Standard Chartered PLC (United Kingdom)*	6,472	65,550
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,617	102,179
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	618	22,198
SunTrust Banks, Inc.	2,700	153,144
Suruga Bank Ltd. (Japan)	400	9,728
Svenska Handelsbanken AB (Sweden) (Class A Stock)	3,041	43,554
Swedbank AB (Sweden) (Class A Stock)	1,768	43,149
TriState Capital Holdings, Inc.*	4,300	108,360
Umpqua Holdings Corp.	2,300	42,228
UniCredit SpA (Italy)*	3,945	73,895
Union Bankshares Corp.	2,500	84,750
United Community Banks, Inc.	4,400	122,320
United Overseas Bank Ltd. (Singapore)	2,648	44,456
Wells Fargo & Co.	51,341	2,844,805
West Bancorporation, Inc.	600	14,190
Westpac Banking Corp. (Australia)	6,616	154,906
Wintrust Financial Corp.	2,600	198,744
Yamaguchi Financial Group, Inc. (Japan)	400	4,845

		23,764,881

Beverages — 0.8%
Anheuser-Busch InBev SA (Belgium)	1,502	165,894
Asahi Group Holdings Ltd. (Japan)	750	28,245
Carlsberg A/S (Denmark) (Class B Stock)	214	22,869
Coca-Cola Amatil Ltd. (Australia)	1,132	8,033
Coca-Cola Bottlers Japan, Inc. (Japan)	200	5,791
Coca-Cola Co. (The)	39,200	1,758,120
Coca-Cola European Partners PLC (United Kingdom)	454	18,395
Coca-Cola HBC AG (Switzerland)*	342	10,058
Constellation Brands, Inc. (Class A Stock)	6,500	1,259,245
Diageo PLC (United Kingdom)	4,962	146,637
Heineken Holding NV (Netherlands)	209	19,157
Heineken NV (Netherlands)	455	44,242
Kirin Holdings Co. Ltd. (Japan)	1,700	34,678
PepsiCo, Inc.	8,200	947,018
Pernod Ricard SA (France)	427	57,178
Remy Cointreau SA (France)	40	4,663
Suntory Beverage & Food Ltd. (Japan)	300	13,944
Treasury Wine Estates Ltd. (Australia)	1,555	15,724

		4,559,891

Biotechnology — 2.1%
AbbVie, Inc.	41,700	3,023,667
Acorda Therapeutics, Inc.*	4,300	84,710

AMAG Pharmaceuticals, Inc.*	2,800	51,520
Amgen, Inc.	12,600	2,170,098
Axovant Sciences Ltd. (Bermuda)*	1,700	39,423
Biogen, Inc.*	3,800	1,031,168
BioSpecifics Technologies Corp.*	1,900	94,069
Celgene Corp.*	22,000	2,857,140
Concert Pharmaceuticals, Inc.*	3,000	41,850
CSL Ltd. (Australia)	908	96,366
Eagle Pharmaceuticals, Inc.*	600	47,334
Exelixis, Inc.*	10,200	251,226
FibroGen, Inc.*	7,100	229,330
Genmab A/S (Denmark)*	117	24,947
Genomic Health, Inc.*	4,700	152,985
Gilead Sciences, Inc.	17,200	1,217,416
Grifols SA (Spain)	581	16,199
Jounce Therapeutics, Inc.*	1,200	16,836
MiMedx Group, Inc.*	2,900	43,413
Natera, Inc.*	1,400	15,204
PDL BioPharma, Inc.*	5,800	14,326
Shire PLC	1,783	98,313
Vanda Pharmaceuticals, Inc.*	10,400	169,520

		11,787,060

Building Products — 0.2%
American Woodmark Corp.*	1,000	95,550
Armstrong World Industries, Inc.*	4,300	197,800
Asahi Glass Co. Ltd. (Japan)	380	16,048
Assa Abloy AB (Sweden) (Class B Stock)	1,977	43,576
Cie de Saint-Gobain (France)	983	52,497
Continental Building Products, Inc.*	6,000	139,800
Daikin Industries Ltd. (Japan)	500	51,296
Fortune Brands Home & Security, Inc.	900	58,716
Geberit AG (Switzerland)	73	34,088
LIXIL Group Corp. (Japan)	500	12,533
NCI Building Systems, Inc.*	4,000	66,800
Patrick Industries, Inc.*	200	14,570
TOTO Ltd. (Japan)	250	9,579
Trex Co., Inc.*	200	13,532
Universal Forest Products, Inc.	1,700	148,427

		954,812

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	1,959	23,033
Aberdeen Asset Management PLC (United Kingdom)	1,874	7,378
Ameriprise Financial, Inc.	4,300	547,347
ASX Ltd. (Australia)	375	15,451
BGC Partners, Inc. (Class A Stock)	26,200	331,168
Credit Suisse Group AG (Switzerland) (Registered Shares)	4,709	68,521
Daiwa Securities Group, Inc. (Japan)	3,000	17,864
Deutsche Bank AG (Germany) (Registered Shares)	4,078	72,506
Deutsche Boerse AG (Germany)	392	41,407
Evercore Partners, Inc. (Class A Stock)	2,300	162,150
GAIN Capital Holdings, Inc.	1,400	8,722
GAMCO Investors, Inc. (Class A Stock)	600	17,760
Goldman Sachs Group, Inc. (The)	3,415	757,789
Hargreaves Lansdown PLC (United Kingdom)	491	8,326
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,300	59,419
Houlihan Lokey, Inc.	700	24,430
INTL FCStone, Inc.*	2,100	79,296
Investec PLC (South Africa)	1,252	9,355

Japan Exchange Group, Inc. (Japan)	1,000	18,183
Julius Baer Group Ltd. (Switzerland)*	455	24,041
London Stock Exchange Group PLC (United Kingdom)	631	30,015
LPL Financial Holdings, Inc.	7,400	314,204
Macquarie Group Ltd. (Australia)	628	42,706
Nomura Holdings, Inc. (Japan)	7,100	42,816
OM Asset Management PLC	800	11,888
Partners Group Holding AG (Switzerland)	34	21,111
Raymond James Financial, Inc.	20,100	1,612,422
S&P Global, Inc.	13,800	2,014,662
SBI Holdings, Inc. (Japan)	480	6,527
Schroders PLC (United Kingdom)	239	9,664
Singapore Exchange Ltd. (Singapore)	1,600	8,527
State Street Corp.	8,600	771,678
UBS Group AG (Switzerland) (Registered Shares)	7,286	123,905

		7,304,271

Chemicals — 1.2%
A. Schulman, Inc.	4,200	134,400
AdvanSix, Inc.*	3,504	109,465
Air Liquide SA (France)	766	94,675
Air Products & Chemicals, Inc.	600	85,836
Air Water, Inc. (Japan)	300	5,537
Akzo Nobel NV (Netherlands)	491	42,702
Arkema SA (France)	127	13,563
Asahi Kasei Corp. (Japan)	2,500	26,971
BASF SE (Germany)	1,810	167,985
Cabot Corp.	2,500	133,575
Chemours Co. (The)	26,000	985,920
Chr Hansen Holding A/S (Denmark)	186	13,527
Covestro AG (Germany), 144A	217	15,731
Croda International PLC (United Kingdom)	272	13,775
Daicel Corp. (Japan)	600	7,499
EMS-Chemie Holding AG (Switzerland) (Registered Shares)	16	11,815
Evonik Industries AG (Germany)	300	9,602
Frutarom Industries Ltd. (Israel)	73	5,096
Givaudan SA (Switzerland) (Registered Shares)	19	38,072
Hawkins, Inc.	200	9,270
Hitachi Chemical Co. Ltd. (Japan)	200	5,996
Incitec Pivot Ltd. (Australia)	3,496	9,170
Innophos Holdings, Inc.	300	13,152
Israel Chemicals Ltd. (Israel)	996	4,698
Johnson Matthey PLC (United Kingdom)	399	14,933
JSR Corp. (Japan)	350	6,059
K+S AG (Germany)	354	9,092
Kaneka Corp. (Japan)	500	3,827
Kansai Paint Co. Ltd. (Japan)	400	9,234
KMG Chemicals, Inc.	1,300	63,271
Koninklijke DSM NV (Netherlands)	360	26,184
Koppers Holdings, Inc.*	1,800	65,070
Kuraray Co. Ltd. (Japan)	700	12,746
LANXESS AG (Germany)	175	13,272
Linde AG (Germany)	367	69,860
LyondellBasell Industries NV (Class A Stock)	20,100	1,696,239
Mitsubishi Chemical Holdings Corp. (Japan)	2,800	23,329
Mitsubishi Gas Chemical Co., Inc. (Japan)	350	7,434
Mitsui Chemicals, Inc. (Japan)	2,000	10,651
Nippon Paint Holdings Co. Ltd. (Japan)	300	11,413
Nissan Chemical Industries Ltd. (Japan)	200	6,627
Nitto Denko Corp. (Japan)	330	27,252

Novozymes A/S (Denmark) (Class B Stock)	455	19,906
Orica Ltd. (Australia)	716	11,378
PolyOne Corp.	2,800	108,472
Sherwin-Williams Co. (The)	5,400	1,895,184
Shin-Etsu Chemical Co. Ltd. (Japan)	750	68,260
Sika AG (Switzerland)	4	25,680
Solvay SA (Belgium)	147	19,729
Stepan Co.	1,000	87,140
Sumitomo Chemical Co. Ltd. (Japan)	2,800	16,183
Symrise AG (Germany)	252	17,879
Taiyo Nippon Sanso Corp. (Japan)	300	3,384
Teijin Ltd. (Japan)	380	7,333
Toray Industries, Inc. (Japan)	3,000	25,169
Tosoh Corp. (Japan)	1,000	10,306
Trinseo SA (Luxembourg)	2,800	192,360
Umicore SA (Belgium)	203	14,121
Yara International ASA (Norway)	345	12,973

		6,569,982

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	446	5,114
Brambles Ltd. (Australia)	3,216	24,048
Brink’s Co. (The)	3,600	241,200
Dai Nippon Printing Co. Ltd. (Japan)	1,100	12,254
Edenred (France)	431	11,243
Ennis, Inc.	2,900	55,390
G4S PLC (United Kingdom)	3,243	13,792
Herman Miller, Inc.	2,000	60,800
ISS A/S (Denmark)	338	13,277
Knoll, Inc.	700	14,035
Park24 Co. Ltd. (Japan)	200	5,089
Secom Co. Ltd. (Japan)	400	30,434
Securitas AB (Sweden) (Class B Stock)	587	9,901
Societe BIC SA (France)	55	6,531
Sohgo Security Services Co. Ltd. (Japan)	150	6,771
Steelcase, Inc. (Class A Stock)	9,700	135,800
Toppan Printing Co. Ltd. (Japan)	1,100	12,096

		657,775

Communications Equipment — 0.7%
ADTRAN, Inc.	2,700	55,755
Cisco Systems, Inc.	54,266	1,698,526
Extreme Networks, Inc.*	7,600	70,072
Juniper Networks, Inc.	52,000	1,449,760
NetScout Systems, Inc.*	400	13,760
Nokia OYJ (Finland)	11,503	70,534
Plantronics, Inc.	3,000	156,930
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	6,050	43,500

		3,558,837

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	503	19,448
Argan, Inc.	1,600	96,000
Boskalis Westminster (Netherlands)	165	5,358
Bouygues SA (France)	447	18,832
CIMIC Group Ltd. (Australia)	169	5,043
Eiffage SA (France)	143	12,990
EMCOR Group, Inc.	3,300	215,754
Ferrovial SA (Spain)	959	21,302
HOCHTIEF AG (Germany)	37	6,792

JGC Corp. (Japan)	400	6,516
Kajima Corp. (Japan)	1,600	13,523
MasTec, Inc.*	3,300	148,995
Obayashi Corp. (Japan)	1,300	15,317
Shimizu Corp. (Japan)	1,200	12,751
Skanska AB (Sweden) (Class B Stock)	638	15,150
Taisei Corp. (Japan)	1,900	17,378
Vinci SA (France)	1,000	85,302

		716,451

Construction Materials — 0.1%
Boral Ltd. (Australia)	2,275	12,147
CRH PLC (Ireland)	1,641	58,163
Eagle Materials, Inc.	3,300	304,986
Fletcher Building Ltd. (New Zealand)	1,286	7,531
HeidelbergCement AG (Germany)	304	29,469
Imerys SA (France)	75	6,528
James Hardie Industries PLC (Ireland)	843	13,285
LafargeHolcim Ltd. (Switzerland) (Registered Shares)	918	52,760
Taiheiyo Cement Corp. (Japan)	2,500	9,143
United States Lime & Minerals, Inc.	500	39,235

		533,247

Consumer Finance — 0.5%
Acom Co. Ltd. (Japan)*	700	3,204
AEON Financial Service Co. Ltd. (Japan)	200	4,244
Capital One Financial Corp.	22,800	1,883,736
Credit Saison Co. Ltd. (Japan)	300	5,874
Discover Financial Services	6,000	373,140
Enova International, Inc.*	2,100	31,185
Navient Corp.	35,100	584,415
Nelnet, Inc. (Class A Stock)	1,900	89,319
Provident Financial PLC (United Kingdom)	277	8,786

		2,983,903

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	2,326	28,976
Crown Holdings, Inc.*	4,300	256,538
Greif, Inc. (Class A Stock)	1,300	72,514
Owens-Illinois, Inc.*	16,100	385,112
Toyo Seikan Group Holdings Ltd. (Japan)	300	5,079
WestRock Co.	9,100	515,606

		1,263,825

Distributors — 0.4%
Genuine Parts Co.	16,300	1,511,988
Jardine Cycle & Carriage Ltd. (Singapore)	200	6,439
LKQ Corp.*	26,300	866,585

		2,385,012

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	150	5,671
Capella Education Co.	200	17,120
Grand Canyon Education, Inc.*	2,900	227,389
Sotheby’s*	2,100	112,707

		362,887

Diversified Financial Services — 0.5%
AMP Ltd. (Australia)	5,710	22,784
Berkshire Hathaway, Inc. (Class B Stock)*	14,200	2,405,054

Challenger Ltd. (Australia)	1,072	10,994
Eurazeo SA (France)	85	6,379
EXOR NV (Netherlands)	227	12,318
First Pacific Co. Ltd. (Hong Kong)	4,000	2,950
Groupe Bruxelles Lambert SA (Belgium)	151	14,534
Industrivarden AB (Sweden) (Class C Stock)	317	7,605
Investor AB (Sweden) (Class B Stock)	899	43,373
Kinnevik AB (Sweden) (Class B Stock)	478	14,654
L E Lundbergforetagen AB (Sweden)	73	5,766
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	900	4,938
NewStar Financial, Inc.	2,700	28,350
ORIX Corp. (Japan)	2,640	41,078
Pargesa Holding SA (Switzerland)	80	6,096
Wendel SA (France)	54	7,987

		2,634,860

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	99,074	3,738,062
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	3,777	6,265
BT Group PLC (United Kingdom)	16,553	63,651
Deutsche Telekom AG (Germany) (Registered Shares)	6,453	116,315
Elisa OYJ (Finland)	302	11,715
HKT Trust & HKT Ltd. (Hong Kong)	7,720	10,125
IDT Corp. (Class B Stock)	1,400	20,118
Iliad SA (France)	54	12,762
Inmarsat PLC (United Kingdom)	956	9,588
Koninklijke KPN NV (Netherlands)	6,976	22,327
Nippon Telegraph & Telephone Corp. (Japan)	1,360	64,198
Orange SA (France)	3,932	62,578
PCCW Ltd. (Hong Kong)	7,400	4,205
Proximus SADP (Belgium)	329	11,515
Singapore Telecommunications Ltd. (Singapore)	16,300	46,032
Spark New Zealand Ltd. (New Zealand)	3,547	9,828
Swisscom AG (Switzerland) (Registered Shares)	53	25,615
TDC A/S (Denmark)	1,587	9,229
Telecom Italia SpA (Italy)*	21,847	20,212
Telecom Italia SpA-RSP (Italy)	13,379	9,901
Telefonica Deutschland Holding AG (Germany)	1,630	8,152
Telefonica SA (Spain)	8,937	92,513
Telenor ASA (Norway)	1,486	24,653
Telia Co. AB (Sweden)	4,946	22,794
Telstra Corp. Ltd. (Australia)	8,027	26,522
TPG Telecom Ltd. (Australia)	611	2,677
Verizon Communications, Inc.	76,650	3,423,189

		7,874,741

Electric Utilities — 0.8%
AusNet Services (Australia)	4,251	5,668
Chubu Electric Power Co., Inc. (Japan)	1,300	17,288
Chugoku Electric Power Co., Inc. (The) (Japan)	600	6,625
CK Infrastructure Holdings Ltd. (Hong Kong)	1,300	10,920
CLP Holdings Ltd. (Hong Kong)	3,000	31,723
Contact Energy Ltd. (New Zealand)	1,594	6,086
DONG Energy A/S (Denmark), 144A	282	12,728
EDP — Energias de Portugal SA (Portugal)	4,553	14,894
Electricite de France SA (France)	1,116	12,092
Endesa SA (Spain)	596	13,749
Enel SpA (Italy)	16,031	85,982
Exelon Corp.	23,100	833,217
FirstEnergy Corp.	49,800	1,452,168

Fortum OYJ (Finland)	833	13,073
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong), 144A	6,000	5,517
Iberdrola SA (Spain)	11,459	90,806
Kansai Electric Power Co., Inc. (The) (Japan)	1,400	19,305
Kyushu Electric Power Co., Inc. (Japan)	800	9,723
Mercury NZ Ltd. (New Zealand)	1,892	4,602
MGE Energy, Inc.	1,700	109,395
Power Assets Holdings Ltd. (Hong Kong)	2,500	22,067
PPL Corp.	34,300	1,326,038
Red Electrica Corp. SA (Spain)	897	18,766
SSE PLC (United Kingdom)	2,047	38,732
Terna Rete Elettrica Nazionale SpA (Italy)	2,933	15,842
Tohoku Electric Power Co., Inc. (Japan)	900	12,473
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	2,800	11,559

		4,201,038

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	3,929	97,522
Atkore International Group, Inc.*	3,500	78,925
Emerson Electric Co.	31,600	1,883,992
Encore Wire Corp.	800	34,160
EnerSys	2,500	181,125
Fuji Electric Co. Ltd. (Japan)	1,000	5,289
Legrand SA (France)	530	37,037
Mabuchi Motor Co. Ltd. (Japan)	100	4,999
Mitsubishi Electric Corp. (Japan)	3,800	54,958
Nidec Corp. (Japan)	480	49,315
OSRAM Licht AG (Germany)	174	13,889
Prysmian SpA (Italy)	383	11,296
Schneider Electric SE (France)	1,109	85,226
Siemens Gamesa Renewable Energy SA (Spain)	463	9,906
Vestas Wind Systems A/S (Denmark)	437	40,365

		2,588,004

Electronic Equipment, Instruments & Components — 0.3%
Alps Electric Co. Ltd. (Japan)	400	11,619
Anixter International, Inc.*	2,100	164,220
ePlus, Inc.*	400	29,640
Hamamatsu Photonics KK (Japan)	300	9,245
Hexagon AB (Sweden) (Class B Stock)	517	24,563
Hirose Electric Co. Ltd. (Japan)	52	7,441
Hitachi High-Technologies Corp. (Japan)	150	5,841
Hitachi Ltd. (Japan)	9,300	57,341
Ingenico Group SA (France)	117	10,611
Insight Enterprises, Inc.*	2,800	111,972
Itron, Inc.*	2,700	182,925
Keyence Corp. (Japan)	190	83,643
Kyocera Corp. (Japan)	640	37,197
Murata Manufacturing Co. Ltd. (Japan)	370	56,486
Nippon Electric Glass Co. Ltd. (Japan)	180	6,566
Omron Corp. (Japan)	400	17,412
PC Connection, Inc.	1,100	29,766
Sanmina Corp.*	4,300	163,830
ScanSource, Inc.*	500	20,150
Shimadzu Corp. (Japan)	500	9,528
SYNNEX Corp.	1,700	203,932
TDK Corp. (Japan)	250	16,526
Tech Data Corp.*	1,500	151,500
Yaskawa Electric Corp. (Japan)	500	10,646

Yokogawa Electric Corp. (Japan)	500	8,047

		1,430,647

Energy Equipment & Services — 0.1%
Ensco PLC (Class A Stock)	67,000	345,720
Matrix Service Co.*	2,200	20,570
McDermott International, Inc.*	25,200	180,684
Petrofac Ltd. (United Kingdom)	519	2,984
Saipem SpA (Italy)*	1,109	4,107
Tenaris SA (Luxembourg)	966	15,083
Unit Corp.*	6,000	112,380

		681,528

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Assets Trust, Inc.	3,500	137,865
American Tower Corp.	16,700	2,209,744
Ascendas Real Estate Investment Trust (Singapore)	4,700	8,905
Ashford Hospitality Prime, Inc.	6,900	71,001
Ashford Hospitality Trust, Inc.	12,800	77,824
British Land Co. PLC (The) (United Kingdom)	1,998	15,773
Brixmor Property Group, Inc.	10,200	182,376
CapitaLand Commercial Trust (Singapore)	4,000	4,821
CapitaLand Mall Trust (Singapore)	4,700	6,740
Chatham Lodging Trust	4,200	84,378
Chesapeake Lodging Trust	6,600	161,502
CoreCivic, Inc.	26,300	725,354
Crown Castle International Corp.	4,000	400,720
Daiwa House REIT Investment Corp. (Japan)	3	7,121
Dexus (Australia)	1,946	14,168
DiamondRock Hospitality Co.	6,200	67,890
First Potomac Realty Trust	1,500	16,665
Fonciere Des Regions (France)	71	6,586
Franklin Street Properties Corp.	11,400	126,312
Gecina SA (France)	85	13,342
GEO Group, Inc. (The)	7,800	230,646
Goodman Group (Australia)	3,633	21,957
GPT Group (The) (Australia)	3,611	13,281
Gramercy Property Trust, REIT	1,500	44,565
Hammerson PLC (United Kingdom)	1,610	12,046
ICADE (France)	67	5,621
InfraREIT, Inc.	3,700	70,855
Intu Properties PLC (United Kingdom)	1,709	5,993
Japan Prime Realty Investment Corp. (Japan)	2	6,928
Japan Real Estate Investment Corp. (Japan)	2	9,942
Japan Retail Fund Investment Corp. (Japan)	5	9,227
Klepierre (France)	443	18,157
Land Securities Group PLC (United Kingdom)	1,561	20,609
Lexington Realty Trust	2,000	19,820
Link REIT (Hong Kong)	4,500	34,232
Mirvac Group (Australia)	6,944	11,355
Nippon Building Fund, Inc. (Japan)	3	15,307
Nippon Prologis REIT, Inc. (Japan)	3	6,386
Nomura Real Estate Master Fund, Inc. (Japan)	8	10,933
Outfront Media, Inc.	5,800	134,096
Park Hotels & Resorts, Inc.	16,100	434,056
Prologis, Inc.	29,000	1,700,560
Ramco-Gershenson Properties Trust	10,800	139,320
RLJ Lodging Trust	4,500	89,415
Ryman Hospitality Properties, Inc.	2,100	134,421
Scentre Group (Australia)	10,291	31,996

Segro PLC (United Kingdom)	1,912	12,187
Spirit Realty Capital, Inc.	22,000	163,020
Stockland (Australia)	4,619	15,533
Summit Hotel Properties, Inc.	7,600	141,740
Suntec Real Estate Investment Trust (Singapore)	5,100	6,922
Tier REIT, Inc.	3,800	70,224
Unibail-Rodamco SE (France)	200	50,396
United Urban Investment Corp. (Japan)	6	8,560
VEREIT, Inc.	46,100	375,254
Vicinity Centres (Australia)	6,933	13,680
Westfield Corp. (Australia)	3,830	23,622
Weyerhaeuser Co.	17,700	592,950
Xenia Hotels & Resorts, Inc.	9,400	182,078

		9,226,977

Food & Staples Retailing — 1.4%
Aeon Co. Ltd. (Japan)	1,300	19,773
Carrefour SA (France)	1,160	29,327
Casino Guichard Perrachon SA (France)	107	6,337
Colruyt SA (Belgium)	134	7,058
CVS Health Corp.	11,300	909,198
Distribuidora Internacional de Alimentacion SA (Spain)	1,105	6,896
FamilyMart UNY Holdings Co. Ltd. (Japan)	200	11,453
ICA Gruppen AB (Sweden)	166	6,184
Ingles Markets, Inc. (Class A Stock)	1,400	46,620
J Sainsbury PLC (United Kingdom)	3,021	9,909
Jeronimo Martins SGPS SA (Portugal)	494	9,645
Koninklijke Ahold Delhaize NV (Netherlands)	2,538	48,444
Kroger Co. (The)	42,700	995,764
Lawson, Inc. (Japan)	100	6,998
METRO AG (Germany)	337	11,385
Seven & i Holdings Co. Ltd. (Japan)	1,450	59,833
SpartanNash Co.	2,300	59,708
Sundrug Co. Ltd. (Japan)	150	5,595
SUPERVALU, Inc.*	5,300	17,437
Tesco PLC (United Kingdom)*	16,069	35,378
Tsuruha Holdings, Inc. (Japan)	70	7,438
Village Super Market, Inc. (Class A Stock)	900	23,328
Wal-Mart Stores, Inc.	39,700	3,004,496
Walgreens Boots Alliance, Inc.	28,600	2,239,666
Wesfarmers Ltd. (Australia)	2,229	68,731
WM Morrison Supermarkets PLC (United Kingdom)	4,161	13,069
Woolworths Ltd. (Australia)	2,541	49,877

		7,709,547

Food Products — 1.0%
Ajinomoto Co., Inc. (Japan)	1,100	23,787
Archer-Daniels-Midland Co.	25,500	1,055,190
Associated British Foods PLC (United Kingdom)	722	27,629
Barry Callebaut AG (Switzerland) (Registered Shares)	4	5,506
Calbee, Inc. (Japan)	200	7,867
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	2	11,595
ConAgra Brands, Inc.	39,800	1,423,248
Danone SA (France)	1,163	87,292
Golden Agri-Resources Ltd. (Singapore)	16,600	4,521
J.M. Smucker Co. (The)	3,400	402,322
Kerry Group PLC (Ireland) (Class A Stock)	311	26,793
Kikkoman Corp. (Japan)	300	9,597
Lancaster Colony Corp.	270	33,107
Marine Harvest ASA (Norway)	735	12,575

MEIJI Holdings Co. Ltd. (Japan)	250	20,272
Nestle SA (Switzerland)	6,150	536,389
NH Foods Ltd. (Japan)	300	9,126
Nisshin Seifun Group, Inc. (Japan)	405	6,658
Nissin Foods Holdings Co. Ltd. (Japan)	100	6,253
Omega Protein Corp.	400	7,160
Orkla ASA (Norway)	1,720	17,482
Sanderson Farms, Inc.(a)	1,600	185,040
Tate & Lyle PLC (United Kingdom)	890	7,670
Toyo Suisan Kaisha Ltd. (Japan)	200	7,673
Tyson Foods, Inc. (Class A Stock)	27,500	1,722,325
WH Group Ltd. (Hong Kong), 144A	15,500	15,652
Wilmar International Ltd. (Singapore)	3,600	8,756
Yakult Honsha Co. Ltd. (Japan)	150	10,225
Yamazaki Baking Co. Ltd. (Japan)	300	5,981

		5,697,691

Gas Utilities — 0.3%
APA Group (Australia)	2,239	15,776
Atmos Energy Corp.	4,600	381,570
Gas Natural SDG SA (Spain)	734	17,182
Hong Kong & China Gas Co. Ltd. (Hong Kong)	16,489	31,011
ONE Gas, Inc.	1,200	83,772
Osaka Gas Co. Ltd. (Japan)	4,000	16,379
Southwest Gas Holdings, Inc.	2,300	168,038
Toho Gas Co. Ltd. (Japan)	800	5,827
Tokyo Gas Co. Ltd. (Japan)	4,000	20,835
UGI Corp.	13,100	634,171

		1,374,561

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	48,800	2,372,168
Analogic Corp.	400	29,060
AngioDynamics, Inc.*	6,900	111,849
Atrion Corp.	60	38,598
Baxter International, Inc.	35,300	2,137,062
Cantel Medical Corp.	2,200	171,402
Cardiovascular Systems, Inc.*	2,400	77,352
Cochlear Ltd. (Australia)	123	14,691
Coloplast A/S (Denmark) (Class B Stock)	240	20,061
ConvaTec Group PLC (United Kingdom), 144A*	2,274	9,449
CryoLife, Inc.*	700	13,965
CYBERDYNE, Inc. (Japan)*	200	2,665
Danaher Corp.	24,700	2,084,433
Essilor International SA (France)	419	53,302
Exactech, Inc.*	600	17,880
Getinge AB (Sweden) (Class B Stock)	367	7,188
Halyard Health, Inc.*	3,100	121,768
Hoya Corp. (Japan)	800	41,649
IDEXX Laboratories, Inc.*	1,100	177,562
LeMaitre Vascular, Inc.	1,400	43,708
Masimo Corp.*	2,600	237,068
Medtronic PLC	21,000	1,863,750
Olympus Corp. (Japan)	580	21,250
Smith & Nephew PLC (United Kingdom)	1,740	30,047
Sonova Holding AG (Switzerland) (Registered Shares)	107	17,406
Straumann Holding AG (Switzerland) (Registered Shares)	19	10,820
SurModics, Inc.*	1,100	30,965
Sysmex Corp. (Japan)	300	17,956
Terumo Corp. (Japan)	600	23,676
William Demant Holding A/S (Denmark)*	205	5,304

		9,804,054

Health Care Equipment & Supplies — 0.0%
Meridian Bioscience, Inc.	1,200	18,900
Quidel Corp.*	600	16,284

		35,184

Health Care Providers & Services — 1.9%
Aetna, Inc.	4,800	728,784
Alfresa Holdings Corp. (Japan)	400	7,733
Anthem, Inc.	11,000	2,069,430
Cigna Corp.	7,200	1,205,208
Express Scripts Holding Co.*	30,500	1,947,120
Fresenius Medical Care AG & Co. KGaA (Germany)	424	40,915
Fresenius SE & Co. KGaA (Germany)	819	70,314
HCA Holdings, Inc.*	4,400	383,680
HealthEquity, Inc.*	700	34,881
Healthscope Ltd. (Australia)	3,777	6,419
Magellan Health, Inc.*	2,200	160,380
Mediclinic International PLC (South Africa)	668	6,462
Medipal Holdings Corp. (Japan)	300	5,563
Miraca Holdings, Inc. (Japan)	100	4,504
National HealthCare Corp.	900	63,126
Providence Service Corp. (The)*	3,200	161,952
Ramsay Health Care Ltd. (Australia)	300	16,974
Ryman Healthcare Ltd. (New Zealand)	734	4,459
Select Medical Holdings Corp.*	9,100	139,685
Sonic Healthcare Ltd. (Australia)	842	15,677
Suzuken Co. Ltd. (Japan)	165	5,492
UnitedHealth Group, Inc.	16,700	3,096,514
WellCare Health Plans, Inc.*	2,200	395,032

		10,570,304

Health Care Technology — 0.2%
Cerner Corp.*	9,600	638,112
Cotiviti Holdings, Inc.*	3,700	137,418
HMS Holdings Corp.*	7,200	133,200
M3, Inc. (Japan)	400	11,035

		919,765

Hotels, Restaurants & Leisure — 1.3%
Accor SA (France)	360	16,887
Aristocrat Leisure Ltd. (Australia)	1,073	18,603
Biglari Holdings, Inc.*	110	43,972
Bloomin’ Brands, Inc.	8,300	176,209
Carnival PLC	373	24,664
Compass Group PLC (United Kingdom)	3,106	65,560
Crown Resorts Ltd. (Australia)	735	6,937
Domino’s Pizza Enterprises Ltd. (Australia)	109	4,362
Extended Stay America, Inc.	56,000	1,084,160
Fiesta Restaurant Group, Inc.*	2,100	43,365
Flight Centre Travel Group Ltd. (Australia)	85	2,502
Galaxy Entertainment Group Ltd. (Hong Kong)	4,400	26,705
Genting Singapore PLC (Singapore)	12,000	9,454
InterContinental Hotels Group PLC (United Kingdom)	345	19,159
Intrawest Resorts Holdings Inc*	1,600	37,984
Marcus Corp. (The)	600	18,120
McDonald’s Corp.	21,868	3,349,303
McDonald’s Holdings Co. Japan Ltd. (Japan)	100	3,836

Melco Crown Entertainment Ltd. (Hong Kong), ADR	438	9,833
Merlin Entertainments PLC (United Kingdom), 144A	1,367	8,557
MGM China Holdings Ltd. (Macau)	1,600	3,558
Oriental Land Co. Ltd. (Japan)	440	29,821
Paddy Power Betfair PLC (Ireland)	163	17,393
Papa John’s International, Inc.	2,100	150,696
Potbelly Corp.*	1,300	14,950
Ruth’s Hospitality Group, Inc.	4,400	95,700
Sands China Ltd. (Hong Kong)	4,800	21,972
Shangri-La Asia Ltd. (Hong Kong)	2,000	3,392
SJM Holdings Ltd. (Hong Kong)	5,000	5,268
Sodexo SA (France)	180	23,264
Tabcorp Holdings Ltd. (Australia)	1,794	6,025
Tatts Group Ltd. (Australia)	2,841	9,127
Texas Roadhouse, Inc.	4,200	213,990
TUI AG (Germany)	841	12,260
Whitbread PLC (United Kingdom)	368	19,018
Wynn Macau Ltd. (Macau)	2,900	6,772
Yum China Holdings, Inc.*	26,100	1,029,123
Yum! Brands, Inc.	5,900	435,184

		7,067,685

Household Durables — 0.8%
Barratt Developments PLC (United Kingdom)	1,880	13,807
Berkeley Group Holdings PLC (United Kingdom)	279	11,732
Casio Computer Co. Ltd. (Japan)	400	6,165
Cavco Industries, Inc.*	300	38,895
Century Communities, Inc.*	2,700	66,960
D.R. Horton, Inc.	49,000	1,693,930
Electrolux AB (Sweden) Series B	474	15,543
Flexsteel Industries, Inc.	700	37,877
Husqvarna AB (Sweden) (Class B Stock)	847	8,419
Iida Group Holdings Co. Ltd. (Japan)	300	5,008
La-Z-Boy, Inc.	5,200	169,000
Libbey, Inc.	3,000	24,180
Nikon Corp. (Japan)	700	11,220
NVR, Inc.*	590	1,422,260
Panasonic Corp. (Japan)	4,400	59,951
Persimmon PLC (United Kingdom)	597	17,436
Rinnai Corp. (Japan)	70	6,540
SEB SA (France)	43	7,718
Sekisui Chemical Co. Ltd. (Japan)	800	14,355
Sekisui House Ltd. (Japan)	1,200	21,208
Sharp Corp. (Japan)*	2,800	10,379
Sony Corp. (Japan)	2,500	95,359
Taylor Morrison Home Corp. (Class A Stock)*	6,500	156,065
Taylor Wimpey PLC (United Kingdom)	6,355	14,594
Techtronic Industries Co. Ltd. (Hong Kong)	2,500	11,488
Toll Brothers, Inc.	6,400	252,864

		4,192,953

Household Products — 0.8%
Central Garden & Pet Co. (Class A Stock)*	1,200	36,024
Essity AB (Sweden) (Class B Stock)*	1,240	33,927
Henkel AG & Co. KGaA (Germany)	203	24,590
Kimberly-Clark Corp.	15,100	1,949,561
Lion Corp. (Japan)	500	10,371
Procter & Gamble Co. (The)	24,675	2,150,426
Reckitt Benckiser Group PLC (United Kingdom)	1,311	132,901

Unicharm Corp. (Japan)	800	20,141

		4,357,941

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	111,800	1,242,098
Atlantica Yield PLC (United Kingdom)	7,200	153,792
Electric Power Development Co. Ltd. (Japan)	300	7,430
Meridian Energy Ltd. (New Zealand)	2,404	5,126

		1,408,446

Industrial Conglomerates — 0.9%
3M Co.	8,500	1,769,615
CK Hutchison Holdings Ltd. (Hong Kong)	5,357	67,228
DCC PLC (United Kingdom)	177	16,119
General Electric Co.	25,670	693,347
Honeywell International, Inc.	15,300	2,039,337
Jardine Matheson Holdings Ltd. (Hong Kong)	400	25,680
Jardine Strategic Holdings Ltd. (Hong Kong)	400	16,676
Keihan Holdings Co. Ltd. (Japan)	1,000	6,364
Keppel Corp. Ltd. (Singapore)	2,700	12,330
Koninklijke Philips NV (Netherlands)	1,832	65,217
NWS Holdings Ltd. (Hong Kong)	2,900	5,703
Seibu Holdings, Inc. (Japan)	400	7,411
Sembcorp Industries Ltd. (Singapore)	2,300	5,142
Siemens AG (Germany) (Registered Shares)	1,508	207,432
Smiths Group PLC (United Kingdom)	781	16,239
Toshiba Corp. (Japan)*	7,700	18,652

		4,972,492

Insurance — 2.1%
Admiral Group PLC (United Kingdom)	368	9,603
Aegon NV (Netherlands)	3,550	18,169
Aflac, Inc.	13,800	1,071,984
Ageas (Belgium)	374	15,062
AIA Group Ltd. (Hong Kong)	23,700	173,398
Allianz SE (Germany) (Registered Shares)	901	177,806
Allstate Corp. (The)	10,200	902,088
American Equity Investment Life Holding Co.	8,600	226,008
American Financial Group, Inc.	11,400	1,132,818
American International Group, Inc.	33,700	2,106,924
Argo Group International Holdings Ltd.	1,000	60,600
Assicurazioni Generali SpA (Italy)	2,424	40,011
Assurant, Inc.	4,800	497,712
Aviva PLC (United Kingdom)	8,170	56,041
AXA SA (France)	3,824	104,714
Baldwin & Lyons, Inc. (Class B Stock)	1,000	24,500
Baloise Holding AG (Switzerland) (Registered Shares)	105	16,265
CNP Assurances (France)	354	7,946
Dai-ichi Life Holdings, Inc. (Japan)	2,127	38,608
Direct Line Insurance Group PLC (United Kingdom)	2,579	11,942
Employers Holdings, Inc.	400	16,920
FBL Financial Group, Inc. (Class A Stock)	700	43,050
Genworth Financial, Inc. (Class A Stock)*	24,000	90,480
Gjensidige Forsikring ASA (Norway)	423	7,221
Hannover Rueck SE (Germany)	113	13,573
Insurance Australia Group Ltd. (Australia)	4,896	25,516
Japan Post Holdings Co. Ltd. (Japan)	900	11,195
Kinsale Capital Group, Inc.	1,200	44,772
Legal & General Group PLC (United Kingdom)	12,069	40,612
Mapfre SA (Spain)	2,259	7,907

Medibank Pvt Ltd. (Australia)	5,681	12,232
MetLife, Inc.	41,500	2,280,010
MS&AD Insurance Group Holdings, Inc. (Japan)	890	30,019
Muenchener Rueckversicherungs-Gesellschaft AG (Germany) (Registered Shares)	318	64,348
National General Holdings Corp.	6,400	135,040
National Western Life Group, Inc. (Class A Stock)	40	12,785
NN Group NV (Netherlands)	585	20,758
Old Mutual PLC (United Kingdom)	9,643	24,328
Poste Italiane SpA (Italy), 144A	927	6,356
Prudential PLC (United Kingdom)	5,133	117,822
QBE Insurance Group Ltd. (Australia)	2,677	24,298
RSA Insurance Group PLC (United Kingdom)	1,969	15,795
Sampo OYJ (Finland) (Class A Stock)	881	45,200
SCOR SE (France)	364	14,461
Sompo Holdings, Inc. (Japan)	675	26,200
Sony Financial Holdings, Inc. (Japan)	300	5,131
St. James’s Place PLC (United Kingdom)	1,085	16,724
Standard Life PLC (United Kingdom)	3,958	20,582
Suncorp Group Ltd. (Australia)	2,483	28,281
Swiss Life Holding AG (Switzerland) (Registered Shares)*	65	21,988
Swiss Re AG (Switzerland)	646	59,201
T&D Holdings, Inc. (Japan)	1,100	16,821
Tokio Marine Holdings, Inc. (Japan)	1,300	54,097
Tryg A/S (Denmark)	267	5,839
UnipolSai Assicurazioni SpA (Italy)	1,765	3,872
Unum Group	31,900	1,487,497
Zurich Insurance Group AG (Switzerland)	297	86,679

		11,629,809

Internet & Direct Marketing Retail — 1.1%
1-800-Flowers.com, Inc. (Class A Stock)*	3,200	31,200
Amazon.com, Inc.*	4,700	4,549,600
FTD Cos., Inc.*	4,300	86,000
Liberty Interactive Corp. QVC Group (Class A Stock)*	36,900	905,526
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	2,400	27,840
Nutrisystem, Inc.	3,000	156,150
Rakuten, Inc. (Japan)	1,910	22,540
Start Today Co. Ltd. (Japan)	400	9,858
Zalando SE (Germany), 144A*	216	9,877

		5,798,591

Internet Software & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	4,000	3,718,720
Alphabet, Inc. (Class C Stock)*	5,615	5,102,519
Auto Trader Group PLC (United Kingdom), 144A	1,777	8,799
Bankrate, Inc.*	12,200	156,770
Blucora, Inc.*	8,400	178,080
DeNa Co. Ltd. (Japan)	200	4,495
Endurance International Group Holdings, Inc.*	16,500	137,775
Facebook, Inc. (Class A Stock)*	37,500	5,661,750
GrubHub, Inc.*	1,900	82,840
Kakaku.com, Inc. (Japan)	300	4,312
LivePerson, Inc.*	2,000	22,000
Mixi, Inc. (Japan)	100	5,565
NIC, Inc.	5,600	106,120
United Internet AG (Germany) (Registered Shares)	254	13,979
Yahoo Japan Corp. (Japan)	2,656	11,546

		15,215,270

IT Services — 1.8%
Accenture PLC (Ireland) (Class A Stock)	19,800	2,448,864
Amadeus IT Group SA (Spain) (Registered Shares)	859	51,347
Atos SE (France)	183	25,677
Booz Allen Hamilton Holding Corp.	9,200	299,368
CACI International, Inc. (Class A Stock)*	1,500	187,575
Capgemini SE (France)	317	32,747
Cognizant Technology Solutions Corp. (Class A Stock)	31,700	2,104,880
Computershare Ltd. (Australia)	941	10,226
CSRA, Inc.	21,600	685,800
DST Systems, Inc.	6,800	419,560
Fidelity National Information Services, Inc.	2,400	204,960
First Data Corp. (Class A Stock)*	9,100	165,620
Fiserv, Inc.*	10,900	1,333,506
Fujitsu Ltd. (Japan)	3,800	28,106
Hackett Group, Inc. (The)	3,400	52,700
Leidos Holdings, Inc.	5,400	279,126
MAXIMUS, Inc.	2,200	137,786
Nomura Research Institute Ltd. (Japan)	242	9,561
NTT Data Corp. (Japan)	1,245	13,890
Obic Co. Ltd. (Japan)	140	8,621
Otsuka Corp. (Japan)	110	6,842
Science Applications International Corp.	2,300	159,666
Sykes Enterprises, Inc.*	2,900	97,237
Total System Services, Inc.	12,800	745,600
Travelport Worldwide Ltd.	6,900	94,944
Worldpay Group PLC (United Kingdom), 144A	3,884	15,926

		9,620,135

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	400	13,667
Johnson Outdoors, Inc. (Class A Stock)	500	24,105
Malibu Boats, Inc. (Class A Stock)*	1,800	46,566
Sankyo Co. Ltd. (Japan)	50	1,698
Sega Sammy Holdings, Inc. (Japan)	400	5,393
Shimano, Inc. (Japan)	135	21,435
Yamaha Corp. (Japan)	300	10,386

		123,250

Life Sciences Tools & Services — 0.3%
Eurofins Scientific SE (Luxembourg)	21	11,849
INC Research Holdings, Inc. (Class A Stock)*	2,200	128,700
Lonza Group AG (Switzerland) (Registered Shares)	153	33,142
Medpace Holdings, Inc.*	500	14,500
PRA Health Sciences, Inc.*	3,100	232,531
Qiagen NV	428	14,241
Thermo Fisher Scientific, Inc.	6,200	1,081,714

		1,516,677

Machinery — 1.5%
Alamo Group, Inc.	900	81,729
Alfa Laval AB (Sweden)	630	12,895
Alstom SA (France)*	324	11,316
Amada Holdings Co. Ltd. (Japan)	800	9,280
ANDRITZ AG (Austria)	139	8,386
Astec Industries, Inc.	1,400	77,714
Atlas Copco AB (Sweden) (Class A Stock)	1,311	50,410
Atlas Copco AB (Sweden) (Class B Stock)	789	27,272
CNH Industrial NV (United Kingdom)	2,013	22,829
Crane Co.	5,800	460,404
Cummins, Inc.	2,600	421,772

Deere & Co.	7,400	914,566
FANUC Corp. (Japan)	380	73,547
Fortive Corp.	19,500	1,235,325
GEA Group AG (Germany)	349	14,330
Global Brass & Copper Holdings, Inc.	3,100	94,705
Harsco Corp.*	9,000	144,900
Hillenbrand, Inc.	4,200	151,620
Hino Motors Ltd. (Japan)	500	5,583
Hitachi Construction Machinery Co. Ltd. (Japan)	200	5,031
Hoshizaki Corp. (Japan)	100	9,073
IDEX Corp.	3,100	350,331
IHI Corp. (Japan)*	2,700	9,227
Illinois Tool Works, Inc.	13,900	1,991,175
IMI PLC (United Kingdom)	601	9,361
JTEKT Corp. (Japan)	400	5,886
Kadant, Inc.	900	67,680
Kawasaki Heavy Industries Ltd. (Japan)	3,600	10,716
Komatsu Ltd. (Japan)	1,800	46,201
Kone OYJ (Finland) (Class B Stock)	671	34,137
Kubota Corp. (Japan)	2,100	35,496
Kurita Water Industries Ltd. (Japan)	200	5,471
Lydall, Inc.*	2,500	129,250
Makita Corp. (Japan)	400	14,814
MAN SE (Germany)	66	7,078
Metso OYJ (Finland)	227	7,876
MINEBEA MITSUMI, Inc. (Japan)	800	12,938
Mitsubishi Heavy Industries Ltd. (Japan)	6,000	24,703
Mueller Industries, Inc.	3,400	103,530
Mueller Water Products, Inc. (Class A Stock)	4,300	50,224
Nabtesco Corp. (Japan)	200	5,833
NGK Insulators Ltd. (Japan)	500	10,024
NSK Ltd. (Japan)	800	10,067
Oshkosh Corp.	7,600	523,488
Pentair PLC (Ireland)	8,200	545,628
Sandvik AB (Sweden)	2,193	34,527
Schindler Holding AG (Switzerland) (Part. Cert.)	87	18,445
Schindler Holding AG (Switzerland) (Registered Shares)	40	8,314
SKF AB (Sweden) (Class B Stock)	776	15,758
SMC Corp. (Japan)	120	36,683
SPX Corp.*	4,300	108,188
Sumitomo Heavy Industries Ltd. (Japan)	1,200	7,963
Supreme Industries, Inc. (Class A Stock)	1,400	23,030
THK Co. Ltd. (Japan)	250	7,125
Volvo AB (Sweden) (Class B Stock)	3,087	52,645
Wartsila OYJ Abp (Finland)	287	16,972
Weir Group PLC (The) (United Kingdom)	444	10,021
Yangzijiang Shipbuilding Holdings Ltd. (China)	4,800	4,148

		8,187,640

Marine — 0.0%
A.P. Moeller — Maersk A/S (Denmark) (Class A Stock)	7	13,357
A.P. Moeller — Maersk A/S (Denmark) (Class B Stock)	13	26,176
Kuehne + Nagel International AG (Switzerland) (Registered Shares)	112	18,725
Matson, Inc.	3,600	108,144
Mitsui OSK Lines Ltd. (Japan)	2,200	6,496
Nippon Yusen K.K. (Japan)*	2,900	5,421

		178,319

Media — 1.4%
Altice NV (Netherlands) (Class A Stock)*	755	17,395

Altice NV (Netherlands) (Class B Stock)*	182	4,198
Axel Springer SE (Germany)	94	5,654
Comcast Corp. (Class A Stock)	79,300	3,086,356
Dentsu, Inc. (Japan)	400	19,189
Eutelsat Communications SA (France)	377	9,619
Hakuhodo DY Holdings, Inc. (Japan)	460	6,126
ITV PLC (United Kingdom)	7,198	17,038
JCDecaux SA (France)	176	5,771
Lagardere SCA (France)	229	7,226
MSG Networks, Inc. (Class A Stock)*	3,100	69,595
New Media Investment Group, Inc.	3,200	43,136
Pearson PLC (United Kingdom)	1,601	14,415
Publicis Groupe SA (France)	396	29,515
REA Group Ltd. (Australia)	123	6,276
RTL Group SA (Luxembourg)	70	5,288
Schibsted ASA (Norway) (Class A Stock)	119	2,874
Schibsted ASA (Norway) (Class B Stock)	194	4,291
SES SA (Luxembourg)	736	17,242
Sinclair Broadcast Group, Inc. (Class A Stock)	1,200	39,480
Singapore Press Holdings Ltd. (Singapore)	3,000	7,039
Sky PLC (United Kingdom)	2,079	26,926
Telenet Group Holding NV (Belgium)*	110	6,930
Toho Co. Ltd. (Japan)	200	6,168
Townsquare Media, Inc. (Class A Stock)*	1,900	19,456
tronc, Inc.*	2,100	27,069
Twenty-First Century Fox, Inc. (Class B Stock)	26,400	735,768
Viacom, Inc. (Class B Stock)	45,100	1,514,007
Vivendi SA (France)	2,008	44,713
Walt Disney Co. (The)	16,100	1,710,625
WPP PLC (United Kingdom)	2,525	53,168

		7,562,553

Metals & Mining — 0.7%
Alcoa Corp.	21,600	705,240
Alumina Ltd. (Australia)	5,599	8,247
Anglo American PLC (United Kingdom)*	2,587	34,562
Antofagasta PLC (Chile)	866	9,035
Arcelormittal (Luxembourg)*	1,290	29,261
BHP Billiton Ltd. (Australia)	6,350	113,182
BHP Billiton PLC (Australia)	4,149	63,566
BlueScope Steel Ltd. (Australia)	1,112	11,258
Boliden AB (Sweden)	513	14,023
Fortescue Metals Group Ltd. (Australia)	2,922	11,697
Fresnillo PLC (Mexico)	403	7,812
Glencore PLC (Switzerland)	24,111	90,350
Hitachi Metals Ltd. (Japan)	400	5,581
JFE Holdings, Inc. (Japan)	1,000	17,411
Kobe Steel Ltd. (Japan)*	610	6,290
Maruichi Steel Tube Ltd. (Japan)	100	2,909
Mitsubishi Materials Corp. (Japan)	210	6,373
Newcrest Mining Ltd. (Australia)	1,477	22,923
Nippon Steel & Sumitomo Metal Corp. (Japan)	1,517	34,376
Norsk Hydro ASA (Norway)	2,673	14,792
Olympic Steel, Inc.	800	15,584
Randgold Resources Ltd. (United Kingdom)	182	16,150
Rio Tinto Ltd. (United Kingdom)	839	40,774
Rio Tinto PLC (United Kingdom)	2,439	103,297
South32 Ltd. (Australia)	10,167	20,939
Southern Copper Corp. (Peru)	29,300	1,014,659
Steel Dynamics, Inc.	30,800	1,102,948

Sumitomo Metal Mining Co. Ltd. (Japan)	1,000	13,366
SunCoke Energy, Inc.*	4,300	46,870
thyssenkrupp AG (Germany)	726	20,691
voestalpine AG (Austria)	244	11,373
Worthington Industries, Inc.	3,900	195,858

		3,811,397

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Invesco Mortgage Capital, Inc.	10,900	182,139
Ladder Capital Corp.	5,200	69,732
New Residential Investment Corp.	2,900	45,124
PennyMac Mortgage Investment Trust	5,800	106,082
Redwood Trust, Inc.	1,800	30,672
Resource Capital Corp.	2,850	28,985
Western Asset Mortgage Capital Corp.	2,900	29,870

		492,604

Multiline Retail — 0.3%
Don Quijote Holdings Co. Ltd. (Japan)	200	7,599
Harvey Norman Holdings Ltd. (Australia)	1,203	3,533
Isetan Mitsukoshi Holdings Ltd. (Japan)	700	7,042
J. Front Retailing Co. Ltd. (Japan)	450	6,935
Marks & Spencer Group PLC (United Kingdom)	3,045	13,216
Marui Group Co. Ltd. (Japan)	400	5,910
Next PLC (United Kingdom)	286	14,364
Ryohin Keikaku Co. Ltd. (Japan)	50	12,514
Takashimaya Co. Ltd. (Japan)	600	5,724
Target Corp.	34,300	1,793,547

		1,870,384

Multi-Utilities — 0.2%
AGL Energy Ltd. (Australia)	1,356	26,573
CenterPoint Energy, Inc.	31,400	859,732
Centrica PLC (United Kingdom)	11,268	29,379
E.ON SE (Germany)	4,340	40,969
Engie SA (France)	3,434	51,832
Innogy SE (Germany), 144A	261	10,272
National Grid PLC (United Kingdom)	6,774	83,934
NorthWestern Corp.	2,500	152,550
RWE AG (Germany)*	1,006	20,096
Suez (France)	715	13,239
Unitil Corp.	300	14,493
Veolia Environnement SA (France)	914	19,337

		1,322,406

Oil, Gas & Consumable Fuels — 2.9%
Adams Resources & Energy, Inc.	300	12,324
Anadarko Petroleum Corp.	32,900	1,491,686
BP PLC (United Kingdom)	38,602	222,819
Caltex Australia Ltd. (Australia)	492	11,947
Chevron Corp.	19,300	2,013,569
Contango Oil & Gas Co.*	2,400	15,936
CVR Energy, Inc.(a)	2,100	45,696
Devon Energy Corp.	43,500	1,390,695
Enagas SA (Spain)	479	13,443
Eni SpA (Italy)	5,087	76,447
Evolution Petroleum Corp.	3,100	25,110
Exxon Mobil Corp.	71,854	5,800,773
Galp Energia SGPS SA (Portugal)	1,086	16,457
Idemitsu Kosan Co. Ltd. (Japan)	240	6,828

Inpex Corp. (Japan)	1,981	19,127
JXTG Holdings, Inc. (Japan)	6,285	27,500
Kinder Morgan, Inc.	5,600	107,296
Koninklijke Vopak NV (Netherlands)	138	6,395
Lundin Petroleum AB (Sweden)*	427	8,230
Marathon Petroleum Corp.	8,500	444,805
Neste OYJ (Finland)	239	9,431
Newfield Exploration Co.*	41,400	1,178,244
Oil Search Ltd. (Australia)	2,571	13,463
OMV AG (Austria)	318	16,518
Origin Energy Ltd. (Australia)*	3,498	18,444
Pacific Ethanol, Inc.*	14,600	91,250
Panhandle Oil and Gas, Inc. (Class A Stock)	1,200	27,720
Renewable Energy Group, Inc.*	4,100	53,095
Repsol SA (Spain)	2,401	36,810
REX American Resources Corp.*	1,200	115,872
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	8,729	231,919
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	7,382	198,181
Santos Ltd. (Australia)*	3,514	8,173
Scorpio Tankers, Inc. (Monaco)	14,800	58,756
Showa Shell Sekiyu KK (Japan)	400	3,715
Snam SpA (Italy)	4,630	20,206
Statoil ASA (Norway)	2,284	37,874
TOTAL SA (France)	4,606	228,675
Valero Energy Corp.	26,700	1,801,182
Woodside Petroleum Ltd. (Australia)	1,494	34,271

		15,940,882

Paper & Forest Products — 0.0%
Mondi PLC (South Africa)	746	19,562
Oji Holdings Corp. (Japan)	1,500	7,766
Stora Enso OYJ (Finland) (Class R Stock)	1,033	13,349
UPM-Kymmene OYJ (Finland)	1,034	29,484

		70,161

Personal Products — 0.1%
Avon Products, Inc. (United Kingdom)*	29,300	111,340
Beiersdorf AG (Germany)	203	21,352
Kao Corp. (Japan)	950	56,486
Kose Corp. (Japan)	60	6,580
L’Oreal SA (France)	496	103,423
Pola Orbis Holdings, Inc. (Japan)	160	4,233
Shiseido Co. Ltd. (Japan)	800	28,518
Unilever NV-CVA (United Kingdom)	3,211	177,253
Unilever PLC (United Kingdom)	2,530	136,919

		646,104

Pharmaceuticals — 2.7%
Allergan PLC	11,500	2,795,535
Astellas Pharma, Inc. (Japan)	4,200	51,478
AstraZeneca PLC (United Kingdom)	2,494	167,058
Bayer AG (Germany)	1,630	211,265
Bristol-Myers Squibb Co.	12,800	713,216
Catalent, Inc.*	4,600	161,460
Chugai Pharmaceutical Co. Ltd. (Japan)	400	14,986
Corcept Therapeutics, Inc.*	12,300	145,140
Daiichi Sankyo Co. Ltd. (Japan)	1,100	25,963
Eisai Co. Ltd. (Japan)	500	27,664
GlaxoSmithKline PLC (United Kingdom)	9,678	206,019
H. Lundbeck A/S (Denmark)	134	7,522

Heska Corp.*	800	81,656
Hikma Pharmaceuticals PLC (Jordan)	255	4,884
Hisamitsu Pharmaceutical Co., Inc. (Japan)	100	4,794
Ipsen SA (France)	73	9,989
Johnson & Johnson	39,200	5,185,768
Kyowa Hakko Kirin Co. Ltd. (Japan)	500	9,300
Mallinckrodt PLC*	4,800	215,088
Merck & Co., Inc.	11,100	711,399
Merck KGaA (Germany)	257	31,097
Mitsubishi Tanabe Pharma Corp. (Japan)	400	9,253
Novartis AG (Switzerland)	4,413	368,603
Novo Nordisk A/S (Denmark) (Class B Stock)	3,570	153,393
Ono Pharmaceutical Co. Ltd. (Japan)	800	17,449
Orion OYJ (Finland) (Class B Stock)	214	13,671
Otsuka Holdings Co. Ltd. (Japan)	780	33,302
Pfizer, Inc.	11,019	370,128
Phibro Animal Health Corp. (Class A Stock)	400	14,820
Prestige Brands Holdings, Inc.*	1,300	68,653
Recordati SpA (Italy)	203	8,232
Roche Holding AG (Switzerland)	1,385	353,888
Sanofi (France)	2,292	219,620
Santen Pharmaceutical Co. Ltd. (Japan)	750	10,187
Shionogi & Co. Ltd. (Japan)	600	33,455
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	300	4,095
Supernus Pharmaceuticals, Inc.*	2,900	124,990
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	60	4,572
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	71,077
Taro Pharmaceutical Industries Ltd. (Israel)*	27	3,026
Teva Pharmaceutical Industries Ltd. (Israel), ADR	1,797	59,696
UCB SA (Belgium)	254	17,469
Vifor Pharma AG (Switzerland)	107	11,819
Zoetis, Inc.	31,700	1,977,446

		14,730,125

Professional Services — 0.1%
Adecco Group AG (Switzerland) (Registered Shares)	332	25,292
Bureau Veritas SA (France)	496	10,979
Capita PLC (United Kingdom)	1,423	12,823
Experian PLC (United Kingdom)	1,887	38,727
ICF International, Inc.*	2,000	94,200
Insperity, Inc.	2,100	149,100
Intertek Group PLC (United Kingdom)	329	18,074
Randstad Holding NV (Netherlands)	221	12,885
Recruit Holdings Co. Ltd. (Japan)	2,200	37,862
RELX NV (United Kingdom)	1,943	40,059
RELX PLC (United Kingdom)	2,105	45,504
Resources Connection, Inc.	700	9,590
SEEK Ltd. (Australia)	633	8,226
SGS SA (Switzerland)	11	26,672
Wolters Kluwer NV (Netherlands)	578	24,445

		554,438

Real Estate Management & Development — 0.4%
Aeon Mall Co. Ltd. (Japan)	220	4,347
Azrieli Group Ltd. (Israel)	75	4,166
CapitaLand Ltd. (Singapore)	5,100	12,959
CBRE Group, Inc. (Class A Stock)*	41,700	1,517,880
Cheung Kong Property Holdings Ltd. (Hong Kong)	5,357	41,920
City Developments Ltd. (Singapore)	700	5,453
Daito Trust Construction Co. Ltd. (Japan)	130	20,253

Daiwa House Industry Co. Ltd. (Japan)	1,100	37,648
Deutsche Wohnen AG (Germany) (Bearer Shares)	714	27,359
Global Logistic Properties Ltd. (Singapore)	5,200	10,803
Hang Lung Group Ltd. (Hong Kong)	2,000	8,275
Hang Lung Properties Ltd. (Hong Kong)	4,000	9,997
Henderson Land Development Co. Ltd. (Hong Kong)	2,390	13,326
Hongkong Land Holdings Ltd. (Hong Kong)	2,200	16,192
Hulic Co. Ltd. (Japan)	700	7,169
Hysan Development Co. Ltd. (Hong Kong)	1,400	6,681
Kerry Properties Ltd. (Hong Kong)	1,500	5,093
LendLease Group (Australia)	1,038	13,285
Mitsubishi Estate Co. Ltd. (Japan)	2,500	46,732
Mitsui Fudosan Co. Ltd. (Japan)	1,800	43,125
New World Development Co. Ltd. (Hong Kong)	11,800	14,958
Nomura Real Estate Holdings, Inc. (Japan)	300	5,904
RMR Group, Inc. (The) (Class A Stock)	1,700	82,705
Sino Land Co. Ltd. (Hong Kong)	5,300	8,683
Sumitomo Realty & Development Co. Ltd. (Japan)	690	21,368
Sun Hung Kai Properties Ltd. (Hong Kong)	2,800	41,132
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,000	9,762
Swire Properties Ltd. (Hong Kong)	2,600	8,571
Swiss Prime Site AG (Switzerland)*	138	12,547
Tokyo Tatemono Co. Ltd. (Japan)	350	4,601
Tokyu Fudosan Holdings Corp. (Japan)	1,000	5,930
UOL Group Ltd. (Singapore)	1,054	5,848
Vonovia SE (Germany)	902	35,887
Wharf Holdings Ltd. (The) (Hong Kong)	2,400	19,859
Wheelock & Co. Ltd. (Hong Kong)	1,400	10,560

		2,140,978

Road & Rail — 0.9%
Aurizon Holdings Ltd. (Australia)	3,945	16,249
Central Japan Railway Co. (Japan)	278	45,402
ComfortDelGro Corp. Ltd. (Singapore)	4,300	7,182
CSX Corp.	39,200	2,138,752
DSV A/S (Denmark)	388	23,833
East Japan Railway Co. (Japan)	660	63,226
Hankyu Hanshin Holdings, Inc. (Japan)	500	18,013
Keikyu Corp. (Japan)	1,000	12,060
Keio Corp. (Japan)	1,100	9,220
Keisei Electric Railway Co. Ltd. (Japan)	250	6,691
Kintetsu Group Holdings Co. Ltd. (Japan)	3,500	13,503
Kyushu Railway Co. (Japan)	300	9,730
MTR Corp. Ltd. (Hong Kong)	3,000	16,882
Nagoya Railroad Co. Ltd. (Japan)	2,000	9,332
Nippon Express Co. Ltd. (Japan)	1,600	10,040
Norfolk Southern Corp.	6,200	754,540
Odakyu Electric Railway Co. Ltd. (Japan)	550	11,116
Roadrunner Transportation Systems, Inc.*	4,000	29,080
Tobu Railway Co. Ltd. (Japan)	1,900	10,381
Tokyu Corp. (Japan)	2,100	16,047
Union Pacific Corp.	16,400	1,786,124
West Japan Railway Co. (Japan)	300	21,227

		5,028,630

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Energy Industries, Inc.*	3,100	200,539
Alpha & Omega Semiconductor Ltd.*	4,500	75,015
Amkor Technology, Inc.*	4,100	40,057
Applied Materials, Inc.	56,200	2,321,622

ASM Pacific Technology Ltd. (Hong Kong)	500	6,746
ASML Holding NV (Netherlands)	736	95,940
Broadcom Ltd.	11,300	2,633,465
Brooks Automation, Inc.	3,200	69,408
Cabot Microelectronics Corp.	2,100	155,043
Diodes, Inc.*	3,000	72,090
Disco Corp. (Japan)	60	9,624
Entegris, Inc.*	9,600	210,720
Infineon Technologies AG (Germany)	2,216	47,069
Intel Corp.	94,000	3,171,560
MKS Instruments, Inc.	800	53,840
NVE Corp.	300	23,100
NXP Semiconductors NV (Netherlands)*	682	74,645
Rohm Co. Ltd. (Japan)	200	15,420
Semtech Corp.*	5,800	207,350
Silicon Laboratories, Inc.*	900	61,515
STMicroelectronics NV (Switzerland)	1,268	18,233
Texas Instruments, Inc.	31,300	2,407,909
Tokyo Electron Ltd. (Japan)	300	40,558

		12,011,468

Software — 3.1%
Activision Blizzard, Inc.	3,700	213,009
Adobe Systems, Inc.*	18,000	2,545,920
American Software, Inc. “(Class A Stock)(Class A Stock)	1,600	16,464
Aspen Technology, Inc.*	3,800	209,988
Barracuda Networks, Inc.*	3,100	71,486
Bottomline Technologies de, Inc.*	6,200	159,278
Check Point Software Technologies Ltd. (Israel)*	270	29,451
CommVault Systems, Inc.*	1,000	56,450
Dassault Systemes SE (France)	250	22,423
Electronic Arts, Inc.*	19,200	2,029,824
Fair Isaac Corp.	1,600	223,056
Gemalto NV (Netherlands)	172	10,316
Imperva, Inc.*	400	19,140
Intuit, Inc.	14,100	1,872,621
Konami Holdings Corp. (Japan)	200	11,133
LINE Corp. (Japan)*	100	3,472
Microsoft Corp.	74,513	5,136,181
MicroStrategy, Inc. (Class A Stock)*	230	44,084
Mobileye NV (Netherlands)*	388	24,366
Nexon Co. Ltd. (Japan)*	400	7,934
Nice Ltd. (Israel)	114	8,982
Nintendo Co. Ltd. (Japan)	220	73,654
Oracle Corp.	70,700	3,544,898
Oracle Corp. Japan (Japan)	100	6,505
Paycom Software, Inc.*	200	13,682
Progress Software Corp.	1,300	40,157
QAD, Inc. (Class A Stock)	800	25,640
Sage Group PLC (The) (United Kingdom)	2,085	18,684
SAP SE (Germany)	1,937	202,749
SS&C Technologies Holdings, Inc.	7,300	280,393
TiVo Corp.	1,100	20,515
Trend Micro, Inc. (Japan)	230	11,887
Varonis Systems, Inc.*	3,500	130,200

		17,084,542

Specialty Retail — 0.9%
ABC-Mart, Inc. (Japan)	100	5,893
Asbury Automotive Group, Inc.*	2,600	147,030

AutoNation, Inc.*	1,400	59,024
Bed Bath & Beyond, Inc.	800	24,320
Burlington Stores, Inc.*	14,600	1,343,054
Dixons Carphone PLC (United Kingdom)	2,218	8,199
DSW, Inc. (Class A Stock)	1,300	23,010
Dufry AG (Switzerland) (Registered Shares)*	68	11,160
Fast Retailing Co. Ltd. (Japan)	100	33,442
Five Below, Inc.*	2,800	138,236
Foot Locker, Inc.	4,000	197,120
Francesca’s Holdings Corp.*	8,700	95,178
Gap, Inc. (The)	48,200	1,059,918
Group 1 Automotive, Inc.	2,000	126,640
Hennes & Mauritz AB (Sweden) (Class B Stock)	1,871	46,648
Hikari Tsushin, Inc. (Japan)	30	3,161
Industria de Diseno Textil SA (Spain)	2,177	83,608
Kingfisher PLC (United Kingdom)	4,263	16,698
Michaels Cos., Inc. (The)*	10,800	200,016
Nitori Holdings Co. Ltd. (Japan)	150	20,079
Office Depot, Inc.	20,800	117,312
Ross Stores, Inc.	21,300	1,229,649
Shimamura Co. Ltd. (Japan)	50	6,130
Tilly’s, Inc. (Class A Stock)	5,600	56,840
USS Co. Ltd. (Japan)	400	7,972
Yamada Denki Co. Ltd. (Japan)	1,360	6,762

		5,067,099

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	57,600	8,295,552
Brother Industries Ltd. (Japan)	500	11,581
Canon, Inc. (Japan)	2,150	73,133
FUJIFILM Holdings Corp. (Japan)	850	30,649
Hewlett Packard Enterprise Co.	20,500	340,095
HP, Inc.	96,400	1,685,072
Konica Minolta, Inc. (Japan)	900	7,509
NEC Corp. (Japan)	5,100	13,558
Ricoh Co. Ltd. (Japan)	1,500	13,288
Seiko Epson Corp. (Japan)	600	13,387
Western Digital Corp.	13,800	1,222,680

		11,706,504

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	372	71,331
Asics Corp. (Japan)	300	5,575
Burberry Group PLC (United Kingdom)	853	18,458
Christian Dior Se (France)	109	31,167
Cie Financiere Richemont SA (Switzerland) (Registered Shares)	1,041	86,142
Culp, Inc.	500	16,250
Hermes International (France)	41	20,253
HUGO BOSS AG (Germany)	142	9,955
Kering (France)	148	50,396
Li & Fung Ltd. (Hong Kong)	11,000	4,001
Luxottica Group SpA (Italy)	339	19,733
LVMH Moet Hennessy Louis Vuitton SE (France)	550	137,531
Pandora A/S (Denmark)	220	20,531
PVH Corp.	10,300	1,179,350
Skechers U.S.A., Inc. (Class A Stock)*	11,900	351,050
Steven Madden Ltd.*	600	23,970
Swatch Group AG (The) (Switzerland) (Bearer Shares)	63	23,301
Swatch Group AG (The) (Switzerland) (Registered Shares)	123	8,985
Wolverine World Wide, Inc.	6,600	184,866

Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,500	6,221

		2,269,066

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc.*	400	12,328
MGIC Investment Corp.*	15,100	169,120
Radian Group, Inc.	9,200	150,420
Walker & Dunlop, Inc.*	2,300	112,309

		444,177

Tobacco — 0.7%
Altria Group, Inc.	45,000	3,351,150
British American Tobacco PLC (United Kingdom)	3,675	250,427
Imperial Brands PLC (United Kingdom)	1,891	84,977
Japan Tobacco, Inc. (Japan)	2,203	77,431
Swedish Match AB (Sweden)	387	13,634

		3,777,619

Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	302	14,022
Applied Industrial Technologies, Inc.	2,700	159,435
Ashtead Group PLC (United Kingdom)	967	20,010
BMC Stock Holdings, Inc.*	3,600	78,660
Brenntag AG (Germany)	312	18,094
Bunzl PLC (United Kingdom)	672	20,034
ITOCHU Corp. (Japan)	3,000	44,667
Marubeni Corp. (Japan)	3,200	20,732
MISUMI Group, Inc. (Japan)	600	13,752
Mitsubishi Corp. (Japan)	3,000	63,063
Mitsui & Co. Ltd. (Japan)	3,400	48,674
MRC Global, Inc.*	2,300	37,996
Rexel SA (France)	666	10,884
Rush Enterprises, Inc. (Class A Stock)*	400	14,872
Sumitomo Corp. (Japan)	2,300	29,992
Toyota Tsusho Corp. (Japan)	400	12,026
Travis Perkins PLC (United Kingdom)	523	9,915
Veritiv Corp.*	600	27,000
WESCO International, Inc.*	18,600	1,065,780
Wolseley PLC (Switzerland)	490	30,075

		1,739,683

Transportation Infrastructure — 0.0%
Abertis Infraestructuras SA (Spain)	1,405	26,044
Aena SA (Spain), 144A	131	25,581
Aeroports de Paris (France)	57	9,188
Atlantia SpA (Italy)	882	24,810
Auckland International Airport Ltd. (New Zealand)	1,775	9,275
Fraport AG Frankfurt Airport Services Worldwide (Germany)	77	6,814
Groupe Eurotunnel SE (France) (Registered Shares)	987	10,531
Hutchison Port Holdings Trust (Hong Kong)	11,700	5,031
Japan Airport Terminal Co. Ltd. (Japan)	100	3,839
Kamigumi Co. Ltd. (Japan)	400	4,205
SATS Ltd. (Singapore)	1,300	4,822
Sydney Airport (Australia)	2,078	11,319
Transurban Group (Australia)	4,095	37,295

		178,754

Water Utilities — 0.0%
Severn Trent PLC (United Kingdom)	452	12,850
SJW Group	2,900	142,622

United Utilities Group PLC (United Kingdom)	1,384	15,644

		171,116

Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	3,600	95,211
Millicom International Cellular SA-SDR (Luxembourg)	146	8,636
NTT DOCOMO, Inc. (Japan)	2,804	66,316
SoftBank Group Corp. (Japan)	1,630	132,503
StarHub Ltd. (Singapore)	1,000	1,976
T-Mobile U.S., Inc.*	14,700	891,114
Tele2 AB (Sweden) (Class B Stock)	718	7,524
Vodafone Group PLC (United Kingdom)	52,466	149,002

		1,352,282

TOTAL COMMON STOCKS (cost $265,818,922)		332,047,542

EXCHANGE TRADED FUND — 0.1%
iShares MSCI EAFE Index Fund (cost $623,361)	11,500	749,800

PREFERRED STOCKS — 0.1%
Auto Components — 0.0%
Schaeffler AG (PRFC) (Germany)	295	4,232

Automobiles — 0.0%
Bayerische Motoren Werke AG (PRFC) (Germany)	122	10,068
Porsche Automobil Holding SE (PRFC) (Germany)	310	17,444
Volkswagen AG (PRFC) (Germany)	366	55,909

		83,421

Banks — 0.0%
Citigroup Capital XIII, 7.542%, (Capital Security, fixed to floating preferred)(c)	3,000	77,940

Capital Markets — 0.1%
State Street Corp., 5.350%, (Capital Security, fixed to floating preferred)(c)	5,000	137,150

Chemicals — 0.0%
Fuchs Petrolub SE (PRFC) (Germany)	151	8,230

Household Products — 0.0%
Henkel AG & Co. KGaA (PRFC) (Germany)	348	47,987

Media — 0.0%
ProSiebenSat.1 Media SE (PRFC) (Germany)	460	19,297

TOTAL PREFERRED STOCKS (cost $319,591)		378,257

	Units
RIGHTS* — 0.0%
Biotechnology — 0.0%
Dyax Corporation CVR, expiring 12/31/19(g)^	900	999

Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	455	364

Oil & Gas — 0.0%
Repsol SA-RTS (Spain)	2,325	1,062

TOTAL RIGHTS (cost $1,735)		2,425

	Interest Rate		Maturity Date	Principal Amount (000)#
CORPORATE BONDS — 9.9%
Agriculture — 0.1%
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	110	123,027
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	245	245,242
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	50	55,766

					424,035

Airlines — 0.2%
American Airlines Pass-Through Trust, Pass-Through Certificates	3.575%		07/15/29	205	209,397
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates	4.000%		04/29/26	95	99,649
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates(g)	6.703%		12/15/22	5	5,902
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates	7.250%		05/10/21	85	93,708
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	205	207,681
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates	5.300%		10/15/20	113	119,097
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates	6.821%		02/10/24	55	63,467
United Airlines, Inc., Pass-Through Trust, Pass-Through Certificates	4.000%		10/11/27	80	83,392

					882,293

Auto Manufacturers — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	175	168,922
Ford Motor Co., Sr. Unsec’d. Notes	5.291%		12/08/46	425	436,186
General Motors Co., Sr. Unsec’d. Notes(a)	4.875%		10/02/23	155	166,109
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	135	149,951
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	80	92,690
General Motors Financial Co., Inc, Gtd. Notes	3.950%		04/13/24	500	507,101
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.850%		01/15/21	565	571,629

					2,092,588

Banks — 2.5%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%		04/28/21	230	235,089
Bank of America Corp., Jr. Sub. Notes	8.125	%(c)	12/29/49	380	395,143
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	265	292,208
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	250	254,924
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.100%		07/24/23	130	137,621
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	620	654,259
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443	%(c)	01/20/48	470	497,110
Bank of America Corp., Sub. Notes, MTN	4.450%		03/03/26	365	379,872
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200%		08/16/23	720	698,131
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	200	207,823
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%		01/10/47	200	213,428
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950%		05/23/22	275	277,738
Citigroup, Inc., Jr. Sub. Notes	5.950	%(c)	12/31/49	280	294,622
Citigroup, Inc., Jr. Sub. Notes	6.125	%(c)	12/31/49	150	161,250
Citigroup, Inc., Jr. Sub. Notes	6.250	%(c)	12/31/49	105	116,484
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	200	202,278
Citigroup, Inc., Sr. Unsec’d. Notes	4.281	%(c)	04/24/48	130	133,006
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	200	307,067
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	540	562,627
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	195	202,804

Citigroup, Inc., Sub. Notes	4.750%		05/18/46	55	57,733
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	220	222,821
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%		09/15/21	250	243,958
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	315	323,546
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(c)	12/31/49	265	278,462
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	50	50,913
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%		01/26/27	410	417,096
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	400	443,563
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	250	281,468
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	275	356,961
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	2.600%		08/02/18	195	196,315
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(c)	04/29/49	300	311,850
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	210	202,671
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	750	741,198
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540	%(c)	05/01/28	280	280,848
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	150	181,501
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	90	92,857
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	205	228,691
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%		01/13/20	195	212,142
Morgan Stanley, Jr. Sub. Notes	5.450	%(c)	12/31/49	125	129,438
Morgan Stanley, Sr. Unsec’d. Notes	4.375%		01/22/47	545	568,546
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	45	46,792
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	370	380,907
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	285	306,180
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	120	159,516
Morgan Stanley, Sr. Unsec’d. Notes, Series G, GMTN	5.500%		07/28/21	60	66,531
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $259,277; purchased 09/09/15)(f)(g)	1.875%		09/17/18	260	260,388
State Street Corp., Jr. Sub. Notes	5.250	%(c)	12/31/49	190	200,450
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	250	252,157

					13,718,983

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000%		01/17/43	120	120,146
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	190	209,122
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	50	56,432

					385,700

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.663%		06/15/51	374	396,123
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.150%		03/01/47	10	10,047
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	20	24,244

					430,414

Building Materials — 0.1%
Griffon Corp., Gtd. Notes	5.250%		03/01/22	65	66,219
Owens Corning, Gtd. Notes	4.200%		12/15/22	90	94,957
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.375%		11/15/24	120	126,450

					287,626

Chemicals — 0.1%
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	90	80,325

Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	10	10,644
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	67	112,610
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	55	58,026
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	60	61,257
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	100	122,345

					445,207

Commercial Services — 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%		11/01/23	820	800,619
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	6.375%		10/15/17	296	299,829
ERAC USA Finance LLC, Gtd. Notes, 144A(g)	7.000%		10/15/37	20	25,962
President & Fellows of Harvard College, Unsec’d. Notes	3.300%		07/15/56	270	258,247
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	65	69,225

					1,453,882

Computers — 0.3%
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/11/24	1,045	1,050,063
Apple, Inc., Sr. Unsec’d. Notes	3.250%		02/23/26	330	335,909
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	145	148,389
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	120	126,506
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450	%(c)	10/05/17	128	128,320
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	%(c)	10/05/18	90	90,770
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	90	92,160

					1,972,117

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	150	154,070
Bear Stearns Cos. LLC (The), Gtd. Notes	6.400%		10/02/17	90	91,037
Bear Stearns Cos. LLC (The), Gtd. Notes	7.250%		02/01/18	220	226,901
GE Capital International Funding Co., Gtd. Notes	2.342%		11/15/20	500	503,997
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	65	73,457
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250%		02/06/12	345	21,562
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18	100	6,360
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	90	94,770
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes, Series GG	2.450%		07/15/24	65	65,226

					1,237,380

Electric — 1.0%
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	115	150,253
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	120	154,165
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	150	150,802
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtg.	2.400%		09/01/26	170	161,586
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtg.	6.950%		03/15/33	120	165,375
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750%		02/23/27	200	205,750
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%		01/15/24	200	211,250
Dominion Resources, Inc., Jr. Sub. Notes	4.104%		04/01/21	400	419,832
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	200	214,000
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	55	72,039
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%		09/01/26	210	199,444
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	135	160,066
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%		05/25/22	500	500,694
Eversource Energy, Sr. Unsec’d. Notes	4.500%		11/15/19	90	94,927
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%		03/15/18	180	181,148
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	50	57,113

Florida Power & Light Co., First Mortgage	5.950%	10/01/33	60	76,092
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	30	36,332
Monongahela Power Co., First Mortgage, 144A	4.100%	04/15/24	280	297,470
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	100	105,820
NRG Energy, Inc., Gtd. Notes	7.250%	05/15/26	120	124,200
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.400%	08/15/24	1,020	1,051,910
Public Service Co. of Colorado, First Mortgage	4.300%	03/15/44	35	37,815
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	55	57,875
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	125	159,672
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	200	201,840
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	105	112,121

				5,359,591

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	205,054

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	220	210,551
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	60	58,760
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	100	108,138
Kroger Co. (The), Sr. Unsec’d. Notes	4.450%	02/01/47	55	53,015

				430,464

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A(g)	5.400%	11/01/20	40	43,759
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	30	36,585
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	175	236,658

				317,002

Gas — 0.1%
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	10	10,566
NiSource Finance Corp, Gtd. Notes	3.490%	05/15/27	445	448,062
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	40	43,331

				501,959

Healthcare-Products — 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%	09/15/18	605	606,184
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	465	470,194
Becton Dickinson And Co., Sr. Unsec’d. Notes	3.700%	06/06/27	720	722,276
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	65	66,065
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	174	190,054

				2,054,773

Healthcare-Services — 0.3%
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	45	48,581
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	30	32,332
Ascension Health, Sr. Unsec’d. Notes	3.945%	11/15/46	245	248,144
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	50	62,861
Cigna Corp., Sr. Unsec’d. Notes	6.150%	11/15/36	140	177,408
Duke University Health System, Inc., Sr. Unsec’d. Notes	3.920%	06/01/47	95	95,656
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	75	77,812
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	55	57,063
HCA, Inc., Sr. Sec’d. Notes	4.750%	05/01/23	200	211,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	100	107,500
Kaiser Foundation Hospitals, Gtd. Notes	4.150%	05/01/47	140	145,061
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	20	20,411

Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746%		10/01/26	50	47,889
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%		07/15/35	60	67,435
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	80	110,259
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.875%		02/15/38	95	134,938

					1,644,850

Home Builders — 0.0%
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	150	150,932

Household Products/Wares — 0.1%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000%		06/26/27	610	601,933

Housewares — 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	100	106,179

Insurance — 0.4%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	80	86,673
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	125	127,110
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	160	174,642
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	100	101,125
Chubb Corp. (The), Gtd. Notes	3.408	%(c)	03/29/67	210	208,425
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	15	16,448
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		01/15/19	90	95,380
Liberty Mutual Group, Inc., Gtd. Notes, 144A	7.000%		03/15/34	180	229,754
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	110	135,100
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	22	24,734
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	25	26,846
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	110	154,509
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	60	78,048
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	105	114,865
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	140	228,204
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	15	16,343
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.270%		05/15/47	240	245,690
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	22	30,125
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	50	54,704
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	90	97,130

					2,245,855

Lodging — 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%		06/15/26	455	446,370
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	130	132,934
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	500	521,075
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	60	60,263

					1,160,642

Machinery-Diversified — 0.0%
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	160	173,083

Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	125	163,646
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	215	220,106
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	49	49,612

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	120	127,800
Charter Communications Operating LLC / Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%		10/23/35	110	130,389
Charter Communications Operating LLC / Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%		10/23/45	172	206,437
Comcast Corp., Gtd. Notes	6.450%		03/15/37	35	46,571
Comcast Corp., Gtd. Notes	6.950%		08/15/37	65	91,699
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%		05/13/45	200	192,396
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	100	128,272
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%		09/01/41	140	150,453
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17	160	162,478
Time Warner, Inc., Gtd. Notes	3.800%		02/15/27	180	181,217
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	25	29,858
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	30	36,650
Viacom, Inc., Sr. Unsec’d. Notes	5.250%		04/01/44	65	65,092
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	150	158,625

					2,141,301

Mining — 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%		05/01/43	280	339,362
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	35	40,502
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250	%(c)	10/19/75	65	70,850
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	110	114,026
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	10	10,691
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	95	117,279

					692,710

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	160	165,200
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	15	15,786
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	172	186,930
General Electric Co., Sub. Notes, MTN	5.300%		02/11/21	100	110,590

					478,506

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	180	180,504
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%		09/27/21	355	352,934
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	150	146,726
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	100	105,695

					785,859

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	200	235,418
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	40	49,401
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40	300	306,492
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%		10/01/20	70	75,161
ConocoPhillips Co., Gtd. Notes	4.950%		03/15/26	225	250,587
ConocoPhillips Holding Co., Sr. Unsec’d. Notes	6.950%		04/15/29	150	192,385
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	15	15,154
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	35	36,350
Devon Financing Co. LLC, Gtd. Notes	7.875%		09/30/31	200	259,534
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	120	116,378

Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	240	251,673
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21	140	132,972
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	120	125,880
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	170	168,810
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	230	254,840
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	70	73,692
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	200	202,750
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	200,942
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.250%	04/15/21	127	132,715

				3,081,134

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	345	361,661

Packaging & Containers — 0.1%
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	550	575,983
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22	95	103,533

				679,516

Pharmaceuticals — 0.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.200%	05/14/26	170	167,993
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	145	147,909
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	235	247,839
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	75	80,992
Allergan Funding SCS, Gtd. Notes	3.800%	03/15/25	115	118,950
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	265	282,842
Eli Lilly & Co., Sr. Unsec’d. Notes	3.100%	05/15/27	170	171,671
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150%	10/01/26	80	75,974
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	25	23,027

				1,317,197

Pipelines — 0.2%
Energy Transfer LP, Sr. Unsec’d. Notes	4.900%	03/15/35	35	34,034
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	20	20,370
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	185	196,109
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	20	20,597
ONEOK Partners LP, Gtd. Notes	6.200%	09/15/43	205	235,475
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	360	349,670
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375%	10/15/26	165	161,282
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	220	220,289

				1,237,826

Real Estate — 0.0%
Prologis LP, Gtd. Notes	6.875%	03/15/20	11	12,204

Real Estate Investment Trusts (REITs) — 0.0%
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	30	31,001
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	160	167,311

				198,312

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	105	120,371
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	35	40,335
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43	110	116,642
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	225	249,187

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%		03/15/29	21	27,378
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22	45	44,634
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%		01/30/26	320	331,399
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%		12/01/25	170	174,038
Target Corp., Sr. Unsec’d. Notes	3.500%		07/01/24	60	62,146

					1,166,130

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%		01/15/27	345	354,280
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		03/15/23	200	210,500

					564,780

Software — 0.2%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%		10/15/18	200	202,359
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%		10/15/20	270	282,837
Microsoft Corp., Sr. Unsec’d. Notes	4.000%		02/12/55	80	81,011
Microsoft Corp., Sr. Unsec’d. Notes	4.500%		02/06/57	240	264,239
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	145	157,327

					987,773

Telecommunications — 0.4%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	320	314,589
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	45	44,271
AT&T, Inc., Sr. Unsec’d. Notes	4.550%		03/09/49	33	31,184
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	130	127,479
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	235	232,895
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	200	204,239
AT&T, Inc., Sr. Unsec’d. Notes	5.250%		03/01/37	60	63,923
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	4	4,235
AT&T, Inc., Sr. Unsec’d. Notes	5.450%		03/01/47	55	59,209
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.125	%(c)	12/15/30	50	76,024
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	%(c)	03/20/23	275	277,406
Telefonos de Mexico SAB de CV (Mexico), Gtd. Notes	5.500%		11/15/19	40	42,882
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	120	113,531
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	462	432,519

					2,024,386

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%		03/15/43	100	108,636
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%		08/01/28	135	176,658
CSX Corp., Sr. Unsec’d. Notes	6.150%		05/01/37	170	218,525
Norfolk Southern Corp., Sr. Unsec’d. Notes	2.903%		02/15/23	97	98,081
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%		05/17/25	20	22,770

					624,670

TOTAL CORPORATE BONDS (cost $52,720,462)					54,636,507

ASSET-BACKED SECURITIES — 5.3%
Automobiles — 1.3%
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.839	%(c)	04/08/19	48	48,109
Americredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.789	%(c)	10/08/19	211	211,186
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2B	1.649	%(c)	11/08/19	126	126,667
Americredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	200	199,338
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	800	796,408
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	400	397,744
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	281	280,282
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	500	500,831
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A^	1.970%		01/20/23	300	299,984
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	600	603,193
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	400	397,078
Ford Credit Auto Owner Trust/Ford Credit, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,100	1,113,171
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	1.659	%(c)	05/15/20	200	200,521
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	2.009	%(c)	05/17/21	300	302,670
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	400	398,613
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	72	72,086
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,200	1,199,676
Santander Drive Auto Receivables Trust, Series 2016-2, Class A2B	1.809	%(c)	07/15/19	90	89,836

					7,237,393

Collateralized Loan Obligations — 2.3%
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.648	%(c)	10/15/28	250	252,119
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1R, 144A	2.602	%(c)	04/28/26	300	300,677
Anchorage Capital CLO 8 Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A	2.822	%(c)	07/28/28	500	503,466
Atlas Senior Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.588	%(c)	07/16/26	250	250,003
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.618	%(c)	07/17/26	250	250,339
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.688	%(c)	07/18/27	750	753,568
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.308	%(c)	04/17/25	500	500,526
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.586	%(c)	10/20/29	250	254,180
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A	2.606	%(c)	01/20/29	250	252,716

Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A	2.391	%(c)	04/20/31	250	249,921
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.706	%(c)	04/20/26	350	350,448
Credit Suisse Mortgage Trust, Series 2017-6R, 144A^	2.722	%(c)	03/06/47	450	450,000
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.358	%(c)	07/15/26	250	249,928
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.608	%(c)	07/15/26	250	250,198
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.306	%(c)	04/20/26	400	399,355
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.656	%(c)	07/20/27	350	349,862
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.482	%(c)	05/15/26	250	250,066
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	2.433	%(c)	10/23/25	750	750,442
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.398	%(c)	10/15/26	250	250,067
MP CLO III Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.336	%(c)	04/20/25	250	250,035
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	2.482	%(c)	08/13/25	300	300,099
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.610	%(c)	10/30/27	250	250,707
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.303	%(c)	07/22/25	250	250,127
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	%(c)	01/20/29	750	752,421
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.656	%(c)	07/20/27	250	250,012
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.166	%(c)	07/25/26	250	249,998
Regatta VIII Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.794	%(c)	12/20/28	250	250,389
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.856	%(c)	10/20/23	250	250,168
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.656	%(c)	07/20/27	500	501,744
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.856	%(c)	07/20/28	250	251,007
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434	%(c)	01/15/29	500	504,917
Trinitas CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A, 144A	2.908	%(c)	04/18/28	500	502,411
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.856	%(c)	10/25/28	500	502,094
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.278	%(c)	07/15/25	300	300,236
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.298	%(c)	04/15/24	300	300,112
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.806	%(c)	10/20/28	250	251,473

					12,785,831

Consumer Loans — 0.4%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	439	439,216

SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	319	320,499
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	800	807,236
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680%		07/15/30	500	497,463

					2,064,414

Credit Cards — 0.7%
American Express Credit Account Master Trust, Series 2017-2, Class A	1.439	%(c)	09/16/24	1,000	1,006,397
Chase Issuance Trust, Series 2017-A2, Class A	1.559	%(c)	03/15/24	400	401,210
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.574	%(c)	12/07/23	900	907,543
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5	1.836	%(c)	04/22/26	500	502,597
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.649	%(c)	07/15/24	700	703,773
Discover Card Execution Note Trust, Series 2017-A5, Class A5	1.816	%(c)	12/15/26	300	301,595

					3,823,115

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	500	501,105
Wells Fargo Dealer Floorplan Master Note Trust, Series 2015-1, Class A	1.712	%(c)	01/20/20	300	300,538

					801,643

Home Equity Loans — 0.1%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.866	%(c)	03/25/33	28	28,197
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	2.266	%(c)	12/27/33	218	212,162
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	2.116	%(c)	07/25/32	38	38,319
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	2.491	%(c)	09/25/32	62	61,300
RASC Trust, Series 2004-KS2, Class MI1	4.710	%(c)	03/25/34	22	20,214
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.981	%(c)	02/25/34	113	108,596

					468,788

Other — 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	148	147,491

Residential Mortgage-Backed Securities — 0.3%
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A	2.566	%(c)	10/25/37	435	431,873
Credit Suisse Mortgage Trust, Series 2016-16-RPL1, Class A1, 144A	4.145	%(c)	12/26/46	772	774,679
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.721	%(c)	07/25/35	55	54,311
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.966	%(c)	03/25/34	222	221,296
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.678	%(c)	07/25/34	51	50,393
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375	%(c)	04/25/47	104	104,158
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250	%(c)	04/25/59	120	119,893

					1,756,603

Student Loans — 0.0%
Navient Student Loan Trust, Series 2016-2, Class A1, 144A	1.966	%(c)	06/25/65	129	129,160

TOTAL ASSET-BACKED SECURITIES (cost $29,014,322)					29,214,438

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
Bank, Series 2017-BNK4, Class A3	3.362%		05/15/50	1,000	1,016,757
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	100	100,756
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	420	436,312
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3	2.935%		04/10/48	200	198,330
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	600	617,905
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	189	191,420
COMM Mortgage Trust, Series 2013-CR8, Class A4	3.334%		06/10/46	600	617,778
COMM Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	400	405,618
COMM Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	400	413,272
COMM Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	300	305,281
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	700	715,414
COMM Mortgage Trust, Series 2015-LC21, Class A3	3.445%		07/10/48	700	718,584
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3	3.231%		06/15/57	800	805,987
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3	3.127%		06/15/50	800	798,034
Deutsche Bank JPMorgan Chase Mortgage Trust, Series 2016-C1, Class A3A	3.015%		05/10/49	800	797,907
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513	%(c)	12/25/23	375	396,530
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(c)	04/25/27	800	812,138
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038	%(c)	11/25/25	500	508,464
Fannie Mae-Aces, Series 2017-M1, Class A2	2.497	%(c)	10/25/26	300	289,429
Fannie Mae-Aces, Series 2017-M4, Class A2	2.684	%(c)	12/25/26	1,750	1,709,168
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.570	%(c)	05/25/22	2,797	160,995
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.606	%(c)	06/25/22	846	51,056
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.001	%(c)	10/25/22	1,435	54,823
FHLMC Multifamily Structured Pass-Through Certificates, Series K030, Class A2	3.250	%(c)	04/25/23	300	313,494
FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2	3.010%		07/25/25	1,000	1,023,446
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502	%(c)	03/25/26	2,327	225,827
FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class AM	3.327	%(c)	03/25/27	900	926,346
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.872	%(c)	05/25/19	2,279	58,177
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.810	%(c)	07/25/19	2,346	61,213
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161	%(c)	05/25/25	300	310,074
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	400	402,122
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	121	122,698

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	200	200,372
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	500	506,047
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	480	486,665
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	200	201,895
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	200	202,145
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	600	617,563
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4	3.372%		10/15/48	700	712,385
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%		05/15/49	800	798,582
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	1,300	1,238,796
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	200	201,484
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	500	505,231
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	200	202,494
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(c)	05/15/46	595	594,588
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	800	824,387
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A3	3.162%		03/15/59	900	903,863
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A3	2.834%		06/15/49	800	782,501
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	1,500	1,445,247
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%		07/15/50	700	702,324

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $26,880,799)					26,691,924

MUNICIPAL BONDS — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Auth. Rev., Taxable BP Settlement, Ser. B	4.263%		09/15/32	35	36,801

California — 0.2%
Bay Area Toll Authority, Taxable, Revenue Bonds, BABs	6.263%		04/01/49	220	314,516
California Educational Facilities Authority, Stanford Univ., Revenue Bonds, Ser. U-7	5.000%		06/01/46	100	133,559
California St., GO, BABs	7.300%		10/01/39	210	307,085
California St., Tax. Var. Purp., GO, BABs	7.500%		04/01/34	15	21,783

					776,943

Illinois — 0.0%
City of Chicago IL, O’Hare Int’l. Arpt., Revenue Bonds, Ser. B, BABs	6.395%		01/01/40	160	216,168

New Jersey — 0.1%
New Jersey State Turnpike Auth. Rev., Tax. Issuer Subs., Revenue Bonds, Ser. F, BABs	7.414%		01/01/40	165	247,832

New York — 0.1%
New York City Trans. Fin. Auth., Tax. Future, Tax. Sec’d. Rev., Ser. C-2, BABs	5.767%		08/01/36	190	234,884

Ohio — 0.0%
Ohio State University Gen., Revenue Bonds, Taxable, Ser. C, BABs	4.910%		06/01/40	65	78,210
Ohio State Water Development Auth. Wtr. Poll. Ctl. Rev., Taxable Ld. Fd. B-2 Wtr. Quality, BABs	4.879%		12/01/34	45	51,266

					129,476

Oregon — 0.0%
Oregon State Department of Trans. Hwy. User Tax Rev., Taxable Sub. Lien, Ser. A, BABs	5.834%		11/15/34	70	90,154

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission Rev., Ser. B, BABs	5.511%		12/01/45	80	99,738

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Auth., Taxable Sub. B, Direct Pay, Revenue Bonds, BABs	6.731%		07/01/43	160	214,229

Texas — 0.1%
University of Texas System (The), Revenue Bonds, Ser. F, Rfdg.	5.000%		08/15/47	230	301,732

Washington — 0.0%
Central Puget Sound Regional Transit Authority, Revenue Bonds, Ser. S-1-Green Bonds	5.000%		11/01/46	150	196,670

TOTAL MUNICIPAL BONDS (cost $2,047,445)					2,544,627

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	21	21,054
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	181	168,928
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	3.475	%(c)	02/25/35	32	31,773
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.601	%(c)	03/25/35	36	34,876
Bayview Opportunity Master Fund IVB Trust, Series 2017-CRT1, Class M, 144A	3.372	%(c)	10/25/28	213	213,510
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	3.445	%(c)	02/25/37	96	96,291
CIM Trust, Series 2017-2, Class A1, 144A	3.051	%(c)	12/25/57	354	353,471
CIM Trust, Series 2017-3, Class A3, 144A	3.051	%(c)	01/25/57	763	773,928
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1	3.366	%(c)	09/25/28	132	133,718
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1	3.416	%(c)	10/25/28	150	152,052

Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1	2.666	%(c)	01/25/29	218	220,509
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2	4.766	%(c)	07/25/29	20	21,121
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2	4.216	%(c)	10/25/29	180	184,850
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	2.116	%(c)	10/25/27	374	374,156
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1	2.666	%(c)	07/25/28	248	248,673
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2	3.466	%(c)	11/25/28	250	256,903
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2	2.516	%(c)	04/25/29	290	293,247
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1	2.416	%(c)	07/25/29	469	475,120
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.454	%(c)	07/25/35	49	49,085
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2016-3, Class A, 144A	3.051	%(c)	09/01/21	256	256,239
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-1, Class A, 144A^	3.051	%(c)	01/01/22	466	464,831
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A	3.051	%(c)	04/01/22	465	470,131
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A	3.051	%(c)	05/01/22	2,205	2,184,111
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A	3.051	%(c)	05/01/22	1,561	1,544,338
MASTR Alternative Loan Trust, Series 2003-8, Class 4A1	7.000%		12/25/33	1	1,026
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	16	15,915
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A	1.967	%(c)	07/10/19	410	410,172
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	3.396	%(c)	02/25/34	58	58,321
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	9	9,303

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,479,849)					9,517,652

SOVEREIGN BONDS — 0.9%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125%		08/03/19	200	197,824
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	200	212,800
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%		06/29/20	100	107,629
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	90	92,913
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	280	314,860
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	120	178,800
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%		05/05/21	200	214,802
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20	200	199,977
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20	200	200,865
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		10/25/23	200	193,584

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%		04/20/22	400	400,540
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	4.000%		10/02/23	76	79,488
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	118	118,118
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%		03/17/23	160	162,800
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	100	94,875
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22	120	119,933
Province of Ontario Canada (Canada), Sr. Unsec’d. Notes	2.400%		02/08/22	150	151,157
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	%(c)	02/27/26	135	172,817
Province of Quebec Canada (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	430	428,106
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%		10/26/21	205	201,720
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN(a)	1.750%		03/10/21	380	377,759
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22	200	200,394
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	190	207,752
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%		06/18/50	100	101,800

TOTAL SOVEREIGN BONDS (cost $4,687,864)					4,731,313

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
Federal Home Loan Bank	5.500%		07/15/36	135	182,722
Federal Home Loan Mortgage Corp.	3.000%		07/01/43	452	452,665
Federal Home Loan Mortgage Corp.	4.000%		02/01/41	460	486,116
Federal Home Loan Mortgage Corp.	3.000%		TBA	1,000	997,812
Federal Home Loan Mortgage Corp.	3.000%		06/01/29	298	306,047
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,000	2,054,634
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	283	296,269
Federal Home Loan Mortgage Corp.	4.000%		TBA	750	788,768
Federal Home Loan Mortgage Corp.	4.000%		06/01/26	100	104,948
Federal Home Loan Mortgage Corp.	4.000%		09/01/26	84	87,913
Federal Home Loan Mortgage Corp.	4.000%		11/01/39	299	315,937
Federal Home Loan Mortgage Corp.	4.000%		04/01/42	458	483,768
Federal Home Loan Mortgage Corp.	4.500%		10/01/39	272	292,864
Federal Home Loan Mortgage Corp.	5.000%		07/01/18	10	9,755
Federal Home Loan Mortgage Corp.	5.000%		07/01/19	19	19,978
Federal Home Loan Mortgage Corp.	5.000%		01/01/21	21	21,628
Federal Home Loan Mortgage Corp.	5.000%		04/01/34	21	23,398
Federal Home Loan Mortgage Corp.	5.000%		05/01/34	45	48,725
Federal Home Loan Mortgage Corp.	5.000%		10/01/35	62	67,937
Federal Home Loan Mortgage Corp.	5.500%		12/01/33	42	47,358
Federal Home Loan Mortgage Corp.	5.500%		05/01/34	20	22,222
Federal Home Loan Mortgage Corp.	5.500%		07/01/34	94	104,802
Federal Home Loan Mortgage Corp.	5.500%		05/01/37	17	18,848
Federal Home Loan Mortgage Corp.	5.500%		10/01/37	34	37,595
Federal Home Loan Mortgage Corp.	6.000%		01/01/34	48	54,171
Federal Home Loan Mortgage Corp.	7.000%		10/01/31	1	899
Federal Home Loan Mortgage Corp.	7.000%		05/01/32	21	22,478
Federal Home Loan Mortgage Corp., MTN	1.500%		01/17/20	260	259,782
Federal National Mortgage Assoc.	3.000%		08/01/30	1,213	1,245,964

Federal National Mortgage Assoc.	3.000%	02/01/31	428		439,634
Federal National Mortgage Assoc.	3.000%	01/01/43	1,415		1,420,821
Federal National Mortgage Assoc.	3.500%	08/01/42	388		400,584
Federal National Mortgage Assoc.	1.875%	09/24/26	75		71,111
Federal National Mortgage Assoc.	2.000%	08/01/31	375		367,383
Federal National Mortgage Assoc.	2.500%	TBA	1,500		1,505,775
Federal National Mortgage Assoc.	3.000%	TBA	1,000		1,025,234
Federal National Mortgage Assoc.	3.000%	11/01/36	476		483,212
Federal National Mortgage Assoc.	3.000%	10/01/42	278		278,839
Federal National Mortgage Assoc.	3.000%	12/01/42	331		332,262
Federal National Mortgage Assoc.	3.000%	12/01/42	453		455,029
Federal National Mortgage Assoc.	3.000%	07/01/43	765		768,237
Federal National Mortgage Assoc.	3.500%	TBA	4,000		4,108,281
Federal National Mortgage Assoc.	3.500%	06/01/39	183		188,824
Federal National Mortgage Assoc.	3.500%	05/01/42	1,894		1,954,336
Federal National Mortgage Assoc.	3.500%	08/01/42	473		487,356
Federal National Mortgage Assoc.	3.500%	04/01/43	813		838,685
Federal National Mortgage Assoc.	3.500%	04/01/43	420		432,835
Federal National Mortgage Assoc.	4.000%	TBA	2,000		2,098,945
Federal National Mortgage Assoc.	4.000%	TBA	1,750		1,839,619
Federal National Mortgage Assoc.	4.000%	09/01/40	809		854,490
Federal National Mortgage Assoc.	4.000%	04/01/42	1,145		1,208,227
Federal National Mortgage Assoc.	4.500%	TBA	3,000		3,218,086
Federal National Mortgage Assoc.	4.500%	07/01/19	23		23,345
Federal National Mortgage Assoc.	4.500%	10/01/33	46		49,697
Federal National Mortgage Assoc.	4.500%	03/01/34	32		34,642
Federal National Mortgage Assoc.	4.500%	09/01/39	231		248,142
Federal National Mortgage Assoc.	4.500%	08/01/40	190		205,132
Federal National Mortgage Assoc.	5.000%	TBA	2,000		2,184,688
Federal National Mortgage Assoc.	5.000%	10/01/18	10		9,919
Federal National Mortgage Assoc.	5.000%	07/01/35	39		42,697
Federal National Mortgage Assoc.	5.000%	02/01/36	95		103,997
Federal National Mortgage Assoc.	5.500%	06/01/33	17		18,632
Federal National Mortgage Assoc.	5.500%	08/01/33	25		27,616
Federal National Mortgage Assoc.	5.500%	09/01/33	61		68,381
Federal National Mortgage Assoc.	5.500%	09/01/33	93		104,181
Federal National Mortgage Assoc.	5.500%	01/01/34	39		43,683
Federal National Mortgage Assoc.	5.500%	01/01/34	51		56,591
Federal National Mortgage Assoc.	5.500%	07/01/34	67		74,993
Federal National Mortgage Assoc.	6.000%	09/01/17	—	(r)	249
Federal National Mortgage Assoc.	6.000%	09/01/21	4		3,652
Federal National Mortgage Assoc.	6.000%	11/01/33	63		70,578
Federal National Mortgage Assoc.	6.000%	01/01/34	14		15,516
Federal National Mortgage Assoc.	6.000%	01/01/34	180		205,819
Federal National Mortgage Assoc.	6.000%	02/01/34	19		21,192
Federal National Mortgage Assoc.	6.000%	02/01/34	15		16,942
Federal National Mortgage Assoc.	6.000%	10/01/34	8		9,532
Federal National Mortgage Assoc.	6.000%	10/01/34	6		6,791
Federal National Mortgage Assoc.	6.000%	11/01/34	94		106,951
Federal National Mortgage Assoc.	6.000%	11/01/34	29		33,075
Federal National Mortgage Assoc.	6.000%	11/01/34	13		15,388
Federal National Mortgage Assoc.	6.000%	01/01/35	24		26,590
Federal National Mortgage Assoc.	6.000%	01/01/35	89		100,537
Federal National Mortgage Assoc.	6.000%	02/01/35	85		97,896
Federal National Mortgage Assoc.	6.000%	08/01/36	40		44,887
Federal National Mortgage Assoc.	6.000%	08/01/38	9		10,195
Federal National Mortgage Assoc.	6.250%	05/15/29	70		94,987
Federal National Mortgage Assoc.	6.500%	07/01/17	—	(r)	62
Federal National Mortgage Assoc.	6.500%	09/01/17	1		762

Federal National Mortgage Assoc.	6.500%	05/01/24	16	17,284
Federal National Mortgage Assoc.	6.500%	07/01/29	20	22,392
Federal National Mortgage Assoc.	6.500%	07/01/32	20	22,558
Federal National Mortgage Assoc.	6.500%	09/01/32	5	5,545
Federal National Mortgage Assoc.	6.500%	04/01/33	18	20,247
Federal National Mortgage Assoc.	6.500%	01/01/34	31	34,246
Federal National Mortgage Assoc.	6.500%	01/01/34	14	15,472
Federal National Mortgage Assoc.	6.500%	10/01/36	34	39,028
Federal National Mortgage Assoc.	6.500%	09/01/37	104	117,094
Federal National Mortgage Assoc.	6.500%	10/01/37	105	117,629
Federal National Mortgage Assoc.(hh)	6.625%	11/15/30	85	121,521
Federal National Mortgage Assoc.	7.000%	06/01/32	19	21,888
Federal National Mortgage Assoc.(hh)	7.125%	01/15/30	380	554,691
Federal National Mortgage Assoc.	7.500%	09/01/30	1	1,779
Federal National Mortgage Assoc.	8.000%	12/01/23	2	2,353
Federal National Mortgage Assoc.	8.500%	02/01/28	4	4,205
Government National Mortgage Assoc.	3.000%	TBA	2,000	2,071,562
Government National Mortgage Assoc.	3.000%	09/20/43	351	355,990
Government National Mortgage Assoc.	3.000%	01/20/44	107	108,353
Government National Mortgage Assoc.	3.000%	03/15/45	369	373,569
Government National Mortgage Assoc.	3.000%	06/20/46	712	719,516
Government National Mortgage Assoc.	3.000%	12/20/46	497	502,603
Government National Mortgage Assoc.	3.000%	01/20/47	1,773	1,792,656
Government National Mortgage Assoc.	3.000%	03/20/47	498	503,608
Government National Mortgage Assoc.	3.500%	11/20/41	478	496,259
Government National Mortgage Assoc.	3.500%	12/20/42	478	496,936
Government National Mortgage Assoc.	3.500%	03/20/45	357	369,776
Government National Mortgage Assoc.	3.500%	04/20/45	404	419,022
Government National Mortgage Assoc.	4.000%	TBA	1,000	1,052,266
Government National Mortgage Assoc.	4.000%	12/20/42	951	1,005,725
Government National Mortgage Assoc.	4.500%	06/20/41	427	459,367
Government National Mortgage Assoc.	4.500%	06/20/45	327	347,834
Government National Mortgage Assoc.	5.000%	10/20/37	29	32,326
Government National Mortgage Assoc.	5.000%	04/20/45	191	205,641
Government National Mortgage Assoc.	5.500%	07/15/33	45	50,354
Government National Mortgage Assoc.	5.500%	12/15/33	23	26,321
Government National Mortgage Assoc.	5.500%	09/15/34	188	209,371
Government National Mortgage Assoc.	5.500%	01/15/36	81	93,099
Government National Mortgage Assoc.	5.500%	02/15/36	137	152,911
Government National Mortgage Assoc.	6.500%	09/15/23	16	16,975
Government National Mortgage Assoc.	6.500%	10/15/23	5	5,089
Government National Mortgage Assoc.	6.500%	11/15/23	20	22,136
Government National Mortgage Assoc.	6.500%	12/15/23	9	10,134
Government National Mortgage Assoc.	6.500%	12/15/23	5	5,254
Government National Mortgage Assoc.	6.500%	12/15/23	1	1,397
Government National Mortgage Assoc.	6.500%	04/15/24	66	71,873
Government National Mortgage Assoc.	6.500%	07/15/32	3	3,465
Government National Mortgage Assoc.	6.500%	08/15/32	1	861
Government National Mortgage Assoc.	6.500%	08/15/32	1	667
Government National Mortgage Assoc.	6.500%	08/15/32	2	2,433
Government National Mortgage Assoc.	6.500%	08/15/32	15	18,207
Government National Mortgage Assoc.	7.000%	06/15/24	18	19,758
Government National Mortgage Assoc.	7.000%	05/15/31	9	10,513
Government National Mortgage Assoc.	7.500%	04/15/29	1	732
Government National Mortgage Assoc.	7.500%	12/15/29	3	3,397
Government National Mortgage Assoc.	7.500%	05/15/31	1	1,103
Government National Mortgage Assoc.	8.000%	08/15/22	1	1,192
Government National Mortgage Assoc.	8.000%	12/15/22	9	10,000
Government National Mortgage Assoc.	8.000%	12/15/22	4	4,981
Government National Mortgage Assoc.	8.000%	06/15/25	24	26,497

Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	575	588,902
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	315	329,430
Iraq Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.149%		01/18/22	200	199,830
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804	%(s)	01/15/30	170	116,994
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	90	130,383

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $52,154,600)					52,376,945

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds	3.000%		02/15/47	940	969,668
U.S. Treasury Bonds	4.250%		11/15/40	2,140	2,689,212
U.S. Treasury Bonds	4.750%		02/15/41	300	403,945
U.S. Treasury Bonds	8.125%		08/15/21	90	112,665
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/22	568	565,318
U.S. Treasury Notes	1.000%		09/15/18	25	24,906
U.S. Treasury Notes	1.250%		12/31/18	5	4,992
U.S. Treasury Notes	1.375%		04/30/21	1,330	1,313,012
U.S. Treasury Notes	1.500%		01/31/19	55	55,112
U.S. Treasury Notes	1.500%		06/15/20	80	79,888
U.S. Treasury Notes	1.625%		04/30/23	3,920	3,836,394
U.S. Treasury Notes(k)	2.000%		11/30/22	2,250	2,254,745
U.S. Treasury Notes	2.000%		05/31/24	545	540,614
U.S. Treasury Notes	2.000%		06/30/24	2,275	2,254,916
U.S. Treasury Notes	2.125%		06/30/21	3,095	3,139,491
U.S. Treasury Notes	2.125%		09/30/21	2,195	2,224,924
U.S. Treasury Notes	2.125%		12/31/22	2,625	2,645,919
U.S. Treasury Notes	2.125%		05/15/25	1,580	1,570,063
U.S. Treasury Strips Coupon	2.972	%(s)	02/15/37	725	420,465
U.S. Treasury Strips Coupon	2.404	%(s)	08/15/21	735	682,084
U.S. Treasury Strips Coupon	2.502	%(s)	11/15/30	640	452,000
U.S. Treasury Strips Coupon	2.752	%(s)	08/15/30	605	430,525
U.S. Treasury Strips Coupon	2.783	%(s)	08/15/29	200	146,938
U.S. Treasury Strips Coupon	2.878	%(s)	05/15/31	200	138,860
U.S. Treasury Strips Coupon	3.042	%(s)	11/15/35	400	241,422
U.S. Treasury Strips Coupon	3.202	%(s)	08/15/40	400	204,723
U.S. Treasury Strips Principal	2.526	%(s)	05/15/43	270	127,624
U.S. Treasury Strips Principal	2.543	%(s)	02/15/45	230	102,646
U.S. Treasury Strips Principal	2.874	%(s)	05/15/45	385	170,684
U.S. Treasury Strips Principal	3.597	%(s)	05/15/44	450	206,664

TOTAL U.S. TREASURY OBLIGATIONS (cost $28,085,217)					28,010,419

TOTAL LONG-TERM INVESTMENTS (cost $471,834,167)					540,901,849

SHORT-TERM INVESTMENTS — 6.0%

				Shares
AFFILIATED MUTUAL FUNDS — 5.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund(w)				2,232,321	20,738,260
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				11,260,342	11,260,342
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $720,698; includes $719,935 of cash collateral for securities on loan)(b)(w)				720,671	720,743

TOTAL AFFILIATED MUTUAL FUNDS (cost $33,561,048)					32,719,345

				Notional Amount (000)#
OPTIONS PURCHASED* — 0.0%
Put Options
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $127.00				62	4,844
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $130.00				62	—

TOTAL OPTIONS PURCHASED (cost $24,457)					4,844

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill (cost $289,366)(k)	0.979	%(n)	09/21/17	290	289,373

TOTAL SHORT-TERM INVESTMENTS (cost $33,874,871)					33,013,562

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 104.3% (cost $505,709,038)(x)					573,915,411

				Notional Amount (000)#
OPTION WRITTEN* — (0.0)%
Put Option
10 Year U.S. Treasury Notes Futures, expiring 07/21/17, Strike Price $128.50 (premiums received $9,450)				124	(1,937)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 104.3% (cost $505,699,588)					573,913,474
Liabilities in excess of other assets(z) — (4.3)%					(23,560,657)

NET ASSETS — 100.0%					$550,352,817

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,216,142 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $705,733; cash collateral of $719,935 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $259,277. The aggregate value of $260,388, is 0.0% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $763,289 is 0.1% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate quoted represents yield to maturity as of purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$507,959,234

Appreciation	75,770,264
Depreciation	(9,814,087)

Net Unrealized Appreciation	$65,956,177

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
52	2 Year U.S. Treasury Notes	Sep. 2017	$11,251,011	$11,237,687	$(13,324)
203	5 Year U.S. Treasury Notes	Sep. 2017	23,988,775	23,920,695	(68,080)
6	10 Year U.S. Ultra Treasury Notes	Sep. 2017	810,853	808,875	(1,978)
59	30 Year U.S. Ultra Treasury Bonds	Sep. 2017	9,648,312	9,786,625	138,313
6	Euro STOXX 50 Index	Sep. 2017	242,753	235,124	(7,629)
1	FTSE 100 Index	Sep. 2017	96,874	94,330	(2,544)
2	Mini MSCI EAFE Index	Sep. 2017	190,691	188,960	(1,731)
11	S&P 500 E-Mini Index	Sep. 2017	1,335,636	1,331,495	(4,141)
1	TOPIX Index	Sep. 2017	142,758	143,276	518

					39,404

	Short Positions:
13	10 Year U.S. Treasury Notes	Sep. 2017	1,634,323	1,631,906	2,417
57	20 Year U.S. Treasury Bonds	Sep. 2017	8,714,544	8,760,188	(45,644)

					(43,227)

					$(3,823)

Securities with combined market values of $611,286 and $289,373 have been segregated with Citigroup Global Markets and Goldman Sachs & Co., respectively, cover requirements for open futures contracts at June 30, 2017.

Interest rate swap agreements outstanding at June 30, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
21,085	09/09/17	0.539%	1 Day USOIS(1)	$319	$50,276	$49,957
18,235	10/18/17	0.607%	1 Day USOIS(1)	166	45,808	45,642
10,030	11/09/17	0.626%	1 Day USOIS(1)	172	28,145	27,973
260	05/31/21	1.849%	3 Month LIBOR(1)	1,176	(295)	(1,471)
2,400	11/30/21	1.762%	3 Month LIBOR(2)	—	(15,782)	(15,782)
790	05/31/23	1.399%	3 Month LIBOR(1)	(14,222)	27,535	41,757
2,790	08/15/23	1.459%	3 Month LIBOR(1)	138,418	82,677	(55,741)
946	11/15/23	2.209%	3 Month LIBOR(1)	90	(9,836)	(9,926)
610	02/15/24	2.115%	3 Month LIBOR(1)	1,556	(1,389)	(2,945)
1,469	02/15/24	2.151%	3 Month LIBOR(1)	(1,707)	(6,638)	(4,931)
375	02/15/24	2.167%	3 Month LIBOR(1)	(3,436)	(2,070)	1,366
850	02/15/24	2.183%	3 Month LIBOR(1)	(1,674)	(5,570)	(3,896)
700	09/08/24	2.569%	3 Month LIBOR(1)	156	(25,661)	(25,817)
930	09/04/25	2.214%	3 Month LIBOR(1)	157	(8,531)	(8,688)
3,430	01/08/26	2.210%	3 Month LIBOR(1)	85	(31,043)	(31,128)
791	02/15/27	1.824%	1 Day USOIS(1)	9,712	11,112	1,400
1,205	02/15/36	2.338%	3 Month LIBOR(2)	(7,015)	(30,557)	(23,542)

				$123,953	$108,181	$(15,772)

Securities with a combined market value of $676,212 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2017.

(1)	The Series pays the fixed rate and receives the floating rate.
(2)	The Series pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$305,514,068	$26,533,474	$—
Exchange Traded Fund	749,800	—	—
Preferred Stocks	215,090	163,167	—
Rights	1,426	—	999
Corporate Bonds	—	54,636,507	—
Asset-Backed Securities
Automobiles	—	6,937,409	299,984
Collateralized Loan Obligations	—	12,335,831	450,000
Consumer Loans	—	2,064,414	—
Credit Cards	—	3,823,115	—
Equipment	—	801,643	—
Home Equity Loans	—	468,788	—
Other	—	147,491	—
Residential Mortgage-Backed Securities	—	1,756,603	—
Student Loans	—	129,160	—
Commercial Mortgage-Backed Securities	—	26,691,924	—
Municipal Bonds	—	2,544,627	—
Residential Mortgage-Backed Securities	—	9,052,821	464,831
Sovereign Bonds	—	4,731,313	—
U.S. Government Agency Obligations	—	52,376,945	—
U.S. Treasury Obligations	—	28,299,792	—
Affiliated Mutual Funds	32,719,345	—	—
Options Purchased	4,844	—	—
Option Written	(1,937)	—	—
Other Financial Instruments*
Futures Contracts	(3,823)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(15,772)	—

Total	$339,198,813	$233,479,252	$1,215,814

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Conservative Allocation Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	923,428	$9,077,299
Prudential Global Real Estate Fund (Class Q)	269,065	6,449,480
Prudential Government Income Fund (Class Q)	800,274	7,626,614
Prudential High Yield Fund (Class Q)	471,301	2,615,722
Prudential Jennison 20/20 Focus Fund (Class Q)	75,177	1,292,285
Prudential Jennison Equity Opportunity Fund (Class Q)	123,424	2,596,847
Prudential Jennison Growth Fund (Class Z)*	109,994	3,878,380
Prudential Jennison International Opportunities Fund (Class Q)	357,070	5,284,633
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	49,121	1,948,629
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	3,559	122,477
Prudential Jennison Small Company Fund, Inc. (Class Q)	174,570	4,563,258
Prudential Jennison Value Fund (Class Q)	66,034	1,304,832
Prudential QMA International Equity Fund (Class Q)	1,074,832	7,932,262
Prudential QMA Large-Cap Core Equity Fund (Class Q)	283,191	4,907,705
Prudential QMA Long-Short Equity Fund (Class Z)*	324,348	3,898,658
Prudential QMA Mid-Cap Value Fund (Class Q)	74,605	1,632,362
Prudential QMA Small-Cap Value Fund (Class Q)	75,921	1,612,553
Prudential QMA Strategic Value Fund (Class Q)	509,468	7,117,263
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	3,673,357	35,594,825
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)	59,247	657,053
Prudential Total Return Bond Fund (Class Q)	1,251,898	18,102,442

TOTAL LONG-TERM INVESTMENTS (cost $108,176,717)		128,215,579

SHORT-TERM INVESTMENT — 0.8%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,000,127)(w)	1,000,127	1,000,127

TOTAL INVESTMENTS — 100.1% (cost $109,176,844)(x)		129,215,706
Liabilities in excess of other assets — (0.1)%		(98,381)

NET ASSETS — 100.0%		$129,117,325

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$111,013,153

Appreciation	18,768,496
Depreciation	(565,943)

Net Unrealized Appreciation	$18,202,553

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$129,215,706	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Growth Allocation Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	52,121	$512,348
Prudential Global Real Estate Fund (Class Q)	208,813	5,005,251
Prudential High Yield Fund (Class Q)	91,755	509,239
Prudential Jennison 20/20 Focus Fund (Class Q)	175,394	3,015,017
Prudential Jennison Equity Opportunity Fund (Class Q)	333,045	7,007,257
Prudential Jennison Growth Fund (Class Z)*	156,414	5,515,161
Prudential Jennison International Opportunities Fund (Class Q)	664,503	9,834,650
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	94,966	3,767,284
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	2,837	97,621
Prudential Jennison Small Company Fund, Inc. (Class Q)	318,302	8,320,426
Prudential Jennison Value Fund (Class Q)	165,535	3,270,979
Prudential QMA International Equity Fund (Class Q)	1,999,611	14,757,130
Prudential QMA Large-Cap Core Equity Fund (Class Q)	654,375	11,340,312
Prudential QMA Long-Short Equity Fund (Class Q)*	418,503	5,030,408
Prudential QMA Mid-Cap Value Fund (Class Q)	103,574	2,266,199
Prudential QMA Small-Cap Value Fund (Class Q)	106,231	2,256,355
Prudential QMA Strategic Value Fund (Class Q)	808,682	11,297,289
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	148,033	1,434,436
Prudential Total Return Bond Fund (Class Q)	292,440	4,228,678

TOTAL LONG-TERM INVESTMENTS (cost $73,762,044)		99,466,040

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $960,066)	960,066	960,066

TOTAL INVESTMENTS(w) — 100.2% (cost $74,722,110)(x)		100,426,106
Liabilities in excess of other assets — (0.2)%		(216,605)

NET ASSETS — 100.0%		$100,209,501

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$77,196,333

Appreciation	23,229,773
Depreciation	—

Net Unrealized Appreciation	$23,229,773

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$100,426,106	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Moderate Allocation Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
AFFILIATED MUTUAL FUNDS
Prudential Absolute Return Bond Fund (Class Q)	843,786	$8,294,420
Prudential Global Real Estate Fund (Class Q)	344,347	8,254,007
Prudential Government Income Fund (Class Q)	486,955	4,640,680
Prudential High Yield Fund (Class Q)	301,459	1,673,099
Prudential Jennison 20/20 Focus Fund (Class Q)	192,863	3,315,319
Prudential Jennison Equity Opportunity Fund (Class Q)	314,436	6,615,739
Prudential Jennison Growth Fund (Class Z)*	210,797	7,432,709
Prudential Jennison International Opportunities Fund (Class Q)	685,199	10,140,951
Prudential Jennison Mid-Cap Growth Fund, Inc. (Class Q)*	125,093	4,962,440
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	4,685	161,202
Prudential Jennison Small Company Fund, Inc. (Class Q)	366,378	9,577,125
Prudential Jennison Value Fund (Class Q)	252,368	4,986,792
Prudential QMA International Equity Fund (Class Q)	2,059,398	15,198,356
Prudential QMA Large-Cap Core Equity Fund (Class Q)	863,569	14,965,646
Prudential QMA Long-Short Equity Fund (Class Q)*	551,681	6,631,204
Prudential QMA Mid-Cap Value Fund (Class Q)	132,861	2,907,006
Prudential QMA Small-Cap Value Fund (Class Q)	136,233	2,893,594
Prudential QMA Strategic Value Fund (Class Q)	947,632	13,238,412
Prudential Short Duration Multi-Sector Bond Fund (Class Q)	2,222,891	21,539,810
Prudential Total Return Bond Fund (Class Q)	1,144,745	16,553,016

TOTAL LONG-TERM INVESTMENTS (cost $126,747,324)		163,981,527

SHORT-TERM INVESTMENT — 0.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $1,494,933)	1,494,933	1,494,933

TOTAL INVESTMENTS — 100.1% (cost $128,242,257)(w)(x)		165,476,460
Liabilities in excess of other assets — (0.1)%		(244,747)

NET ASSETS — 100.0%		$165,231,713

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$131,052,828

Appreciation	34,814,056
Depreciation	(390,424)

Net Unrealized Appreciation	$34,423,632

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$165,476,460	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Equity Opportunity Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 2.3%
Orbital ATK, Inc.	42,597	$4,189,841
United Technologies Corp.	44,958	5,489,821

		9,679,662

Banks — 7.9%
Bank of America Corp.	337,212	8,180,763
BB&T Corp.	93,633	4,251,875
Citigroup, Inc.	64,975	4,345,528
JPMorgan Chase & Co.	87,383	7,986,806
PNC Financial Services Group, Inc. (The)	64,117	8,006,290

		32,771,262

Biotechnology — 4.0%
Biogen, Inc.*	18,712	5,077,688
BioMarin Pharmaceutical, Inc.*	66,052	5,998,843
Shire PLC, ADR	33,728	5,574,227

		16,650,758

Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The)	42,512	9,433,413
Morgan Stanley	117,425	5,232,458

		14,665,871

Chemicals — 0.7%
Monsanto Co.	24,810	2,936,512

Commercial Services & Supplies — 0.8%
Mobile Mini, Inc.	103,735	3,096,490

Communications Equipment — 2.2%
Infinera Corp.*(a)	435,621	4,648,076
Juniper Networks, Inc.	165,613	4,617,290

		9,265,366

Containers & Packaging — 1.0%
Sealed Air Corp.	92,062	4,120,695

Diversified — 0.7%
TPG Pace Holdings Corp.*	297,321	3,050,513

Diversified Consumer Services — 1.6%
Houghton Mifflin Harcourt Co.*	273,949	3,369,573
Laureate Education, Inc. (Class A Stock)*	187,384	3,284,841

		6,654,414

Electric Utilities — 1.4%
PG&E Corp.	88,098	5,847,064

Electrical Equipment — 0.8%
Eaton Corp. PLC	42,735	3,326,065

Electronic Equipment, Instruments & Components — 3.2%
Benchmark Electronics, Inc.*	137,216	4,432,077
FLIR Systems, Inc.	117,370	4,068,044
National Instruments Corp.	119,151	4,792,253

		13,292,374

Energy Equipment & Services — 2.6%
Halliburton Co.	114,523	4,891,277
Patterson-UTI Energy, Inc.	164,561	3,322,487
ProPetro Holding Corp.*(a)	197,826	2,761,651

		10,975,415

Equity Real Estate Investment Trusts (REITs) — 1.2%
CoreCivic, Inc.	180,831	4,987,319

Food Products — 2.7%
Conagra Brands, Inc.	104,658	3,742,570
Mondelez International, Inc. (Class A Stock)	176,200	7,610,078

		11,352,648

Health Care Providers & Services — 1.8%
Cigna Corp.	44,863	7,509,618

Hotels, Restaurants & Leisure — 8.9%
Carnival Corp.	100,107	6,564,016
Hyatt Hotels Corp. (Class A Stock)*	144,272	8,109,529
MGM Resorts International	247,153	7,733,417
Playa Hotels & Resorts NV*	490,360	5,859,802
SeaWorld Entertainment, Inc.(a)	256,521	4,173,597
Wendy’s Co. (The)	301,966	4,683,493

		37,123,854

Household Durables — 2.3%
CalAtlantic Group, Inc.	153,944	5,441,921
Toll Brothers, Inc.	108,069	4,269,806

		9,711,727

Industrial Conglomerates — 0.9%
General Electric Co.	143,630	3,879,446

Insurance — 2.2%
MetLife, Inc.	163,992	9,009,720

Internet Software & Services — 1.8%
Alphabet, Inc. (Class C Stock)*	8,039	7,305,280

IT Services — 1.1%
CSRA, Inc.	144,574	4,590,224

Media — 7.1%
Comcast Corp. (Class A Stock)	166,492	6,479,869
Liberty Global PLC (United Kingdom) (Class C Stock)*	84,656	2,639,574
Live Nation Entertainment, Inc.*	214,198	7,464,800
Twenty-First Century Fox, Inc. (Class A Stock)	205,469	5,822,992
Viacom, Inc. (Class B Stock)	207,690	6,972,153

		29,379,388

Metals & Mining — 2.8%
Constellium NV (Netherlands) (Class A Stock)*	213,395	1,472,426
Rio Tinto PLC (United Kingdom), ADR(a)	100,956	4,271,448
United States Steel Corp.(a)	141,221	3,126,633
Warrior Met Coal, Inc.	153,660	2,632,196

		11,502,703

Multiline Retail — 0.9%
Target Corp.	68,885	3,601,997

Oil, Gas & Consumable Fuels — 3.8%
Arch Coal, Inc. (Class A Stock)	29,178	1,992,857
Continental Resources, Inc.*(a)	63,911	2,066,243
Noble Energy, Inc.	183,740	5,199,842
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	118,629	6,309,877

		15,568,819

Pharmaceuticals — 6.4%
Allergan PLC	27,211	6,614,722
Bristol-Myers Squibb Co.	110,225	6,141,737
Merck & Co., Inc.	80,030	5,129,122
Mylan NV*	84,512	3,280,756
Pfizer, Inc.	159,537	5,358,848

		26,525,185

Road & Rail — 3.4%
Ryder System, Inc.	40,467	2,912,815
Schneider National, Inc. (Class B Stock)	219,188	4,903,235
Union Pacific Corp.	56,914	6,198,504

		14,014,554

Semiconductors & Semiconductor Equipment — 2.2%
Cavium, Inc.*	56,997	3,541,224
Versum Materials, Inc.	173,028	5,623,410

		9,164,634

Software — 8.5%
Fortinet, Inc.*	138,703	5,193,040
Guidewire Software, Inc.*	70,690	4,857,110
Microsoft Corp.	113,697	7,837,134
Oracle Corp.	140,087	7,023,962
PTC, Inc.*	92,847	5,117,727
Verint Systems, Inc.*	133,283	5,424,618

		35,453,591

Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	68,930	9,927,299
Blackberry Ltd. (Canada)*(a)	234,159	2,339,248
Diebold Nixdorf, Inc.(a)	250,438	7,012,264

		19,278,811

Textiles, Apparel & Luxury Goods — 2.0%
Coach, Inc.	178,171	8,434,615

Tobacco — 0.4%
Turning Point Brands, Inc.*	106,328	1,631,072

Trading Companies & Distributors — 1.7%
Univar, Inc.*	234,187	6,838,260

TOTAL LONG-TERM INVESTMENTS (cost $320,207,560)		413,195,926

SHORT-TERM INVESTMENTS — 5.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	4,963,707	4,963,707
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $18,192,029; includes $18,181,418 of cash collateral for securities on loan)(b)(w)	18,190,134	18,191,953

TOTAL SHORT-TERM INVESTMENTS (cost $23,155,736)	23,155,660

TOTAL INVESTMENTS — 105.0% (cost $343,363,296)(x)	436,351,586
Liabilities in excess of other assets — (5.0)%	(20,813,345)

NET ASSETS — 100.0%	$415,538,241

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,790,354; cash collateral of $18,181,418 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$344,965,222

Appreciation	101,668,827
Depreciation	(10,282,463)

Net Unrealized Appreciation	$91,386,364

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,679,662	$—	$—
Banks	32,771,262	—	—
Biotechnology	16,650,758	—	—
Capital Markets	14,665,871	—	—
Chemicals	2,936,512	—	—
Commercial Services & Supplies	3,096,490	—	—
Communications Equipment	9,265,366	—	—
Containers & Packaging	4,120,695	—	—
Diversified	3,050,513	—	—
Diversified Consumer Services	6,654,414	—	—
Electric Utilities	5,847,064	—	—
Electrical Equipment	3,326,065	—	—
Electronic Equipment, Instruments & Components	13,292,374	—	—
Energy Equipment & Services	10,975,415	—	—
Equity Real Estate Investment Trusts (REITs)	4,987,319	—	—
Food Products	11,352,648	—	—

Health Care Providers & Services	7,509,618	—	—
Hotels, Restaurants & Leisure	37,123,854	—	—
Household Durables	9,711,727	—	—
Industrial Conglomerates	3,879,446	—	—
Insurance	9,009,720	—	—
Internet Software & Services	7,305,280	—	—
IT Services	4,590,224	—	—
Media	29,379,388	—	—
Metals & Mining	11,502,703	—	—
Multiline Retail	3,601,997	—	—
Oil, Gas & Consumable Fuels	15,568,819	—	—
Pharmaceuticals	26,525,185	—	—
Road & Rail	14,014,554	—	—
Semiconductors & Semiconductor Equipment	9,164,634	—	—
Software	35,453,591	—	—
Technology Hardware, Storage & Peripherals	19,278,811	—	—
Textiles, Apparel & Luxury Goods	8,434,615	—	—
Tobacco	1,631,072	—	—
Trading Companies & Distributors	6,838,260	—	—
Affiliated Mutual Funds	23,155,660	—	—

Total	$436,351,586	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential Jennison Growth Fund

Schedule of Investments

as of June 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.1%
COMMON STOCKS
Aerospace & Defense — 1.6%
Boeing Co. (The)	330,721	$65,400,078

Air Freight & Logistics — 1.5%
FedEx Corp.	284,545	61,840,165

Automobiles — 1.5%
Tesla, Inc.*(a)	174,619	63,143,977

Banks — 1.3%
JPMorgan Chase & Co.	566,526	51,780,476

Beverages — 1.8%
Constellation Brands, Inc. (Class A Stock)	117,668	22,795,822
Monster Beverage Corp.*	980,499	48,711,190

		71,507,012

Biotechnology — 6.3%
BioMarin Pharmaceutical, Inc.*	568,435	51,625,267
Celgene Corp.*	754,403	97,974,318
Regeneron Pharmaceuticals, Inc.*	80,893	39,729,788
Shire PLC, ADR	191,175	31,595,492
Vertex Pharmaceuticals, Inc.*	281,058	36,219,944

		257,144,809

Capital Markets — 1.8%
Goldman Sachs Group, Inc. (The)	332,814	73,851,427

Chemicals — 0.9%
Albemarle Corp.	363,230	38,335,294

Equity Real Estate Investment Trusts (REITs) — 1.1%
Crown Castle International Corp.	469,282	47,012,671

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	322,892	51,640,118

Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp.*	163,748	4,539,095

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	100,706	18,672,906

Hotels, Restaurants & Leisure — 3.4%
Marriott International, Inc. (Class A Stock)	744,795	74,710,386
McDonald’s Corp.	407,047	62,343,319

		137,053,705

Internet & Direct Marketing Retail — 11.6%
Amazon.com, Inc.*	208,479	201,807,672
Expedia, Inc.	231,345	34,458,838
Netflix, Inc.*	876,717	130,990,287
Priceline Group, Inc. (The)*	56,107	104,949,265

		472,206,062

Internet Software & Services — 16.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	1,162,534	163,801,041
Alphabet, Inc. (Class A Stock)*	108,257	100,644,368
Alphabet, Inc. (Class C Stock)*	110,680	100,578,236
Facebook, Inc. (Class A Stock)*	1,196,276	180,613,750

Tencent Holdings Ltd. (China)	3,604,687	129,318,004

		674,955,399

IT Services — 7.2%
FleetCor Technologies, Inc.*	335,171	48,335,010
Mastercard, Inc. (Class A Stock)	1,003,683	121,897,300
Visa, Inc. (Class A Stock)	1,325,491	124,304,546

		294,536,856

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	237,010	41,125,975

Machinery — 1.9%
Caterpillar, Inc.	195,942	21,055,927
Parker-Hannifin Corp.	343,592	54,912,874

		75,968,801

Media — 1.6%
Charter Communications, Inc. (Class A Stock)*	197,068	66,382,356

Oil, Gas & Consumable Fuels — 1.1%
Concho Resources, Inc.*	372,813	45,307,964

Pharmaceuticals — 3.5%
Allergan PLC	290,438	70,602,574
Bristol-Myers Squibb Co.	1,329,931	74,103,755

		144,706,329

Semiconductors & Semiconductor Equipment — 6.2%
Broadcom Ltd.	327,422	76,305,697
NVIDIA Corp.	691,773	100,002,705
QUALCOMM, Inc.	559,669	30,904,922
Texas Instruments, Inc.	569,772	43,832,560

		251,045,884

Software — 13.4%
Activision Blizzard, Inc.	1,386,765	79,836,061
Adobe Systems, Inc.*	708,109	100,154,937
Microsoft Corp.	2,194,815	151,288,598
Red Hat, Inc.*	465,708	44,591,541
salesforce.com, Inc.*	1,131,961	98,027,823
Splunk, Inc.*(a)	498,226	28,344,077
Workday, Inc. (Class A Stock)*(a)	459,815	44,602,055

		546,845,092

Specialty Retail — 5.4%
Home Depot, Inc. (The)	439,852	67,473,297
Industria de Diseno Textil SA (Spain)	1,806,670	69,385,308
O’Reilly Automotive, Inc.*(a)	210,096	45,956,399
Ulta Beauty, Inc.*	127,141	36,532,695

		219,347,699

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	1,661,828	239,336,468

Textiles, Apparel & Luxury Goods — 1.6%
adidas AG (Germany)	333,663	63,979,615

TOTAL LONG-TERM INVESTMENTS (cost $2,408,188,088)		4,077,666,233

SHORT-TERM INVESTMENTS — 6.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	13,776	13,776
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $242,283,418; includes $242,054,969 of cash collateral for securities on loan)(b)(w)	242,276,115	242,300,342

TOTAL SHORT-TERM INVESTMENTS (cost $242,297,194)		242,314,118

TOTAL INVESTMENTS — 106.1% (cost $2,650,485,282)(x)		4,319,980,351
Liabilities in excess of other assets — (6.1)%		(247,297,056)

NET ASSETS — 100.0%		$4,072,683,295

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $236,603,599; cash collateral of $242,054,969 (included in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,659,272,413

Appreciation	1,668,292,899
Depreciation	(7,584,961)

Net Unrealized Appreciation	$1,660,707,938

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$65,400,078	$—	$—
Air Freight & Logistics	61,840,165	—	—
Automobiles	63,143,977	—	—
Banks	51,780,476	—	—
Beverages	71,507,012	—	—
Biotechnology	257,144,809	—	—
Capital Markets	73,851,427	—	—

Chemicals	38,335,294	—	—
Equity Real Estate Investment Trusts (REITs)	47,012,671	—	—
Food & Staples Retailing	51,640,118	—	—
Health Care Equipment & Supplies	4,539,095	—	—
Health Care Providers & Services	18,672,906	—	—
Hotels, Restaurants & Leisure	137,053,705	—	—
Internet & Direct Marketing Retail	472,206,062	—	—
Internet Software & Services	545,637,395	129,318,004	—
IT Services	294,536,856	—	—
Life Sciences Tools & Services	41,125,975	—	—
Machinery	75,968,801	—	—
Media	66,382,356	—	—
Oil, Gas & Consumable Fuels	45,307,964	—	—
Pharmaceuticals	144,706,329	—	—
Semiconductors & Semiconductor Equipment	251,045,884	—	—
Software	546,845,092	—	—
Specialty Retail	149,962,391	69,385,308	—
Technology Hardware, Storage & Peripherals	239,336,468	—	—
Textiles, Apparel & Luxury Goods	—	63,979,615	—
Affiliated Mutual Funds	242,314,118	—	—

Total	$4,057,297,424	$262,682,927	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
EAFE	Europe, Australasia and Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI EAFE	Morgan Stanley Capital International Europe, Australasia and Far East
MTN	Medium Term Note
OTC	Over-the-counter
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
RSP	Non-Voting Shares
SDR	Swedish Depository Receipt
STOXX	Stock Index of the Eurozone
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
USAID	United States Agency for International Development
USOIS	United Stated Overnight Index Swap

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities and Exchange Commission, a series of the Prudential Investment Portfolio 2, registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Investment Portfolios, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 16, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 16, 2017

*	Print the name and title of each signing officer under his or her signature.